                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2007

RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND
   RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
   RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND
   RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND
   RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND*

*     This Fund is closed to new investors.

This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies .................................   p.  5
Investment Strategies and Types of Investments .....................................   p.  9
Information Regarding Risks and Investment Strategies ..............................   p. 11
Securities Transactions ............................................................   p. 36
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager .......   p. 43
Valuing Fund Shares ................................................................   p. 45
Portfolio Holdings Disclosure ......................................................   p. 47
Proxy Voting .......................................................................   p. 48
Selling Shares .....................................................................   p. 50
Capital Loss Carryover .............................................................   p. 51
Taxes ..............................................................................   p. 52
Agreements .........................................................................   p. 53
Organizational Information .........................................................   p. 74
Board Members and Officers .........................................................   p. 76
Control Persons and Principal Holders of Securities ................................   p. 83
Information Regarding Pending and Settled Legal Proceedings ........................   p. 83
Independent Registered Public Accounting Firm ......................................   p. 84
Appendix A: Description of Ratings .................................................   p. 85
Appendix B: Additional Information About the S&P 500 Index .........................   p. 90

LIST OF TABLES

1.     Fund Fiscal Year Ends, Prospectus Dates and Investment Categories ...........   p.  4
2.     Fundamental Policies ........................................................   p.  5
3.     Nonfundamental Policies .....................................................   p.  7
4.     Investment Strategies and Types of Investments ..............................   p.  9
5.     Total Brokerage Commissions .................................................   p. 38
6.     Brokerage Directed for Research and Turnover Rates ..........................   p. 39
7.     Securities of Regular Brokers or Dealers ....................................   p. 40
8.     Brokerage Commissions Paid to Investment Manager or Affiliates ..............   p. 43
9.     Valuing Fund Shares .........................................................   p. 45
10.    Capital Loss Carryover ......................................................   p. 51
11.    Investment Management Services Agreement Fee Schedule .......................   p. 53
12.    Lipper Indexes ..............................................................   p. 57
13.    Performance Incentive Adjustment Calculation ................................   p. 57
14.    Management Fees and Nonadvisory Expenses ....................................   p. 58
15.    Subadvisers and Subadvisory Agreement Fee Schedules .........................   p. 60
16.    Subadvisory Fees ............................................................   p. 61
17.    Portfolio Managers ..........................................................   p. 62
18.    Administrative Services Agreement Fee Schedule ..............................   p. 71
19.    Administrative Fees .........................................................   p. 72
20.    12b-1 Fees ..................................................................   p. 73
21.    Fund History Table for RiverSource Variable Portfolio Funds .................   p. 75
22.    Board Members ...............................................................   p. 76
23.    Fund Officers ...............................................................   p. 77
24.    Committee Meetings ..........................................................   p. 79
25.    Board Member Holdings - All Funds ...........................................   p. 79
26A.   Board Member Compensation - All Funds .......................................   p. 80
26B.   Supplemental Board Member Retirement Benefits - All Funds ...................   p. 80
27.    Board Member Compensation - Individual Funds ................................   p. 81


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 2

Throughout this SAI, the funds are referred to as follows:

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management)
RiverSource Variable Portfolio - Core Bond Fund (Core Bond)
RiverSource Variable Portfolio - Core Equity Fund (Core Equity)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond)
RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)
RiverSource Variable Portfolio - Emerging Markets Fund (Emerging Markets)
RiverSource Variable Portfolio - Fundamental Value Fund (Fundamental Value)
RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Global Inflation Protected Securities)
RiverSource Variable Portfolio - Growth Fund (Growth)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond)
RiverSource Variable Portfolio - Income Opportunities Fund (Income Opportunities)
RiverSource Variable Portfolio - International Opportunity Fund (International Opportunity)
RiverSource Variable Portfolio - Large Cap Equity Fund (Large Cap Equity)
RiverSource Variable Portfolio - Large Cap Value Fund (Large Cap Value)
RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth)
RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)
RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
RiverSource Variable Portfolio - Select Value Fund (Select Value)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)
RiverSource Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)
RiverSource Variable Portfolio - Small Cap Value Fund (Small Cap Value)


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 3

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

  TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATES AND INVESTMENT CATEGORIES

----------------------------------------------------------------------------------------------------
                FUND*                   FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
----------------------------------------------------------------------------------------------------
Balanced                                  December 31       May 1, 2007           Balanced
----------------------------------------------------------------------------------------------------
Cash Management                           December 31       May 1, 2007           Money market
----------------------------------------------------------------------------------------------------
Core Bond                                 December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Core Equity                               December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Diversified Bond                          December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Diversified Equity Income                 December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Emerging Markets                          December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Fundamental Value                         December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Global Bond                               December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Global Inflation Protected Securities     December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Growth                                    December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
High Yield Bond                           December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Income Opportunities                      December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
International Opportunity                 December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Large Cap Equity                          December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Large Cap Value                           December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Mid Cap Growth                            December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Mid Cap Value                             December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
S&P 500 Index                             December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Select Value                              December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Short Duration U.S. Government            December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Small Cap Advantage                       December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Small Cap Value                           December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------

* All funds, except Core Equity, changed fiscal year ends in 2006 from Aug. 31, to Dec. 31. For 2006, the information shown for all funds other than Core Equity is for the period from Sept. 1, 2006 through Dec. 31, 2006, unless otherwise noted. For years prior to 2006, the fiscal period ended Aug. 31.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 4

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

      o Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      o Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

      o Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

ADDITIONALLY FOR CASH MANAGEMENT: The fund will not:

      o Buy on margin or sell short or deal in options to buy or sell securities.

      o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

In addition to the policies described above and any fundamental policies described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

----------------------------------------------------------------------------------------------------------------------------------
                                      A             B              C                D                  E                  F
                                 BUY OR SELL   BUY OR SELL   ISSUE SENIOR    BUY MORE THAN     INVEST MORE THAN    CONCENTRATE IN
             FUND                REAL ESTATE   COMMODITIES    SECURITIES    10% OF AN ISSUER   5% IN AN ISSUER    ANY ONE INDUSTRY
----------------------------------------------------------------------------------------------------------------------------------
Balanced                              A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Cash Management                       A2                          C1               D1                 E1                 F2
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                             A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Core Equity                           A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                      A1            B1                             D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income             A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                      A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                     A1            B2            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                           A1            B1            C1               D1                                    F1
----------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities                            A1            B1            C1                                                     F1
----------------------------------------------------------------------------------------------------------------------------------
Growth                                A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                       A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 5

----------------------------------------------------------------------------------------------------------------------------------
                                      A             B              C                D                  E                  F
                                 BUY OR SELL   BUY OR SELL   ISSUE SENIOR    BUY MORE THAN     INVEST MORE THAN    CONCENTRATE IN
             FUND                REAL ESTATE   COMMODITIES    SECURITIES    10% OF AN ISSUER   5% IN AN ISSUER    ANY ONE INDUSTRY
----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                  A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
International Opportunity             A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                      A1            B1                             D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                       A1            B2            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                        A1            B1                             D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                         A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                         A1            B1            C1                                                     F1
----------------------------------------------------------------------------------------------------------------------------------
Select Value                          A1            B2            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                   A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                       A1            B2            C1                                                      F1
----------------------------------------------------------------------------------------------------------------------------------

A.    BUY OR SELL REAL ESTATE

      A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B.    BUY OR SELL PHYSICAL COMMODITIES

      B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C.    ISSUE SENIOR SECURITIES

      C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D.    BUY MORE THAN 10% OF AN ISSUER

      D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

E.    INVEST MORE THAN 5% IN AN ISSUER

      E1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

F.    CONCENTRATE

      F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F2 - The fund will not intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 6

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                       TABLE 3. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:

------------------------------------------------------------------------------------------------------------------------------------
                                  A          B            C           D           E           F          G          H         I

                                                                    MONEY    INVESTING TO                                   INVEST
                              DEPOSIT ON  ILLIQUID     MARGIN,      MARKET    CONTROL OR   FOREIGN      DEBT      EQUITY     WHILE
             FUND               FUTURES  SECURITIES SELLING SHORT SECURITIES    MANAGE    SECURITIES SECURITIES SECURITIES BORROWING
------------------------------------------------------------------------------------------------------------------------------------
Balanced                          A1        B1           C5           D1         E1        F1-25%
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                             B2       See Table 1                           F 1-25%       G9
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                         A1        B1           C5           D1         E 1       F 1-15%
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                       A1        B1           C3           D1         E 1       F 1-20%       G10
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                  A1        B1           C5           D1         E 1       F 1-15%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income         A1        B1           C2           D1         E 1       F 1-25%       G7
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                  A1        B1           C1           D1         E 1       F 1-100%    G1, G5
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                 A1        B2           C5           D2         E 1                                          I1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                       A1        B1           C5           D1         E 1       F 1-100%      G8
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities                        A1        B1           C5                                F 1-100%
------------------------------------------------------------------------------------------------------------------------------------
Growth                            A1        B1           C3           D1         E 1       F 1-25%       G3
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                   A1        B1           C5           D1         E 1       F 1-25%                  H1
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities              A1        B1           C5           D1         E 1       F 1-25%
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity         A1        B1           C1           D1         E 1       F 2-100%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                  A1        B1           C3           D1         E 1       F 1-25%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                   A1        B1           C1           D1         E 1       F 1-20%       G5
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                    A1        B1           C1           D1         E 1       F 1-15%       G4
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                     A1        B1           C2           D1         E 1       F 1-25%       G6
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                     A1        B1           C4
------------------------------------------------------------------------------------------------------------------------------------
Select Value                      A1        B1           C1           D1                   F 1-20%       G2                   I1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
   Government                     A1        B1           C5           D1         E 1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               A1        B1           C1           D1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                   A1        B1           C1           D1                                                      I1
------------------------------------------------------------------------------------------------------------------------------------

A.    DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

      A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

B.    ILLIQUID SECURITIES

      B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

      B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

C.    MARGIN/SELLING SHORT

      C1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 7

      C2 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

      C3 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

      C4 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in futures contracts.

      C5 - The fund will not buy on margin or sell securities short, except in connection with derivative instruments.

D.    MONEY MARKET SECURITIES

      D1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

      D2 - Ordinarily, less than 20% of the fund's total assets are invested in money market instruments.

E.    INVESTING TO CONTROL OR MANAGE

      E1 -  The fund will not invest in a company to control or manage it.

F.    FOREIGN SECURITIES

      F1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

      F2 - The fund may invest its total assets, up to the amount shown, in foreign investments. Normally, investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

G.    DEBT SECURITIES

      G1 -  The fund may invest up to 20% of its net assets in bonds.

      G2 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

      G3 - The fund may not purchase debt securities rated below investment grade.

      G4 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

      G5 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

      G6 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      G7 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      G8 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

      G9 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

      G10 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

H.    EQUITY SECURITIES

      H1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

I.    INVEST WHILE BORROWING

      I1 - The fund will not make additional investments while any borrowing remains outstanding.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 8

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

            TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

--------------------------------------------------------------------------------------------------------
                 INVESTMENT STRATEGY                     BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Agency and government securities                             o            o          o            o
--------------------------------------------------------------------------------------------------------
Borrowing                                                    o            o          o            o
--------------------------------------------------------------------------------------------------------
Cash/money market instruments                                o            o          o            o
--------------------------------------------------------------------------------------------------------
Collateralized bond obligations                              o            o          o A
--------------------------------------------------------------------------------------------------------
Commercial paper                                             o            o          o            o
--------------------------------------------------------------------------------------------------------
Common stock                                                 o            o B        o
--------------------------------------------------------------------------------------------------------
Convertible securities                                       o            o C        o
--------------------------------------------------------------------------------------------------------
Corporate bonds                                              o            o          o            o
--------------------------------------------------------------------------------------------------------
Debt obligations                                             o            o          o            o
--------------------------------------------------------------------------------------------------------
Depositary receipts                                          o            o D        o
--------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)       o            o          o
--------------------------------------------------------------------------------------------------------
Exchange-traded funds                                        o            o          o
--------------------------------------------------------------------------------------------------------
Floating rate loans                                          o            o
--------------------------------------------------------------------------------------------------------
Foreign currency transactions                                o            o E        o
--------------------------------------------------------------------------------------------------------
Foreign securities                                           o            o          o            o
--------------------------------------------------------------------------------------------------------
Funding agreements                                           o            o          o            o
--------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                      o            o F        o F
--------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                           o            o          o            o
--------------------------------------------------------------------------------------------------------
Indexed securities                                           o            o          o
--------------------------------------------------------------------------------------------------------
Inflation protected securities                               o            o          o
--------------------------------------------------------------------------------------------------------
Inverse floaters                                             o            o          G
--------------------------------------------------------------------------------------------------------
Investment companies                                         o            o          o            o
--------------------------------------------------------------------------------------------------------
Lending of portfolio securities                              o            o          o            o
--------------------------------------------------------------------------------------------------------
Loan participations                                          o            o          o H
--------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                        o            o          o I          o
--------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                        o            o          J
--------------------------------------------------------------------------------------------------------
Municipal obligations                                        o            o          o
--------------------------------------------------------------------------------------------------------
Preferred stock                                              o            o K        o
--------------------------------------------------------------------------------------------------------
Real estate investment trusts                                o            o          o
--------------------------------------------------------------------------------------------------------
Repurchase agreements                                        o            o          o            o
--------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                o            o          o            o
--------------------------------------------------------------------------------------------------------
Short sales                                                               L          L
--------------------------------------------------------------------------------------------------------
Sovereign debt                                               o            o          o M          o
--------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 9

--------------------------------------------------------------------------------------------------------
                 INVESTMENT STRATEGY                     BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Structured investments                                       o            o          o
--------------------------------------------------------------------------------------------------------
Swap agreements                                              o N          o N        o N
--------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                        o            o          o            o
--------------------------------------------------------------------------------------------------------
Warrants                                                     o            o          o
--------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments               o            o          o
--------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities          o            o          o
--------------------------------------------------------------------------------------------------------

A. The following funds are not authorized to invest in collateralized bond obligations: Select Value, Small Cap Advantage, and Small Cap Value.

B.    The following funds are not authorized to invest in common stock: Short
      Duration U.S. Government.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government.

D.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government.

E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government.

F. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase: Core Bond, Global Inflation Protected Securities, Growth,
      International Opportunity, Mid Cap Growth, S&P 500 Index, Short Duration
      U.S. Government, and Small Cap Advantage.

G.    The following funds are authorized to invest in inverse floaters: Large
      Cap Equity.

H.    The following funds are not authorized to invest in loan participations:
      Small Cap Value.

I. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

J.    The following funds are authorized to invest in mortgage dollar rolls:
      Core Equity and Large Cap Equity.

K.    The following funds are not authorized to invest in preferred stock:
      Short Duration U.S. Government.

L.    The following funds are authorized to engage in short sales: S&P 500
      Index and Short Duration U.S. Government.

M.    The following funds are not authorized to invest in sovereign debt:
      Select Value, Small Cap Advantage, and Small Cap Value.

N. Equity funds are authorized to invest in total return equity swap agreements. Fixed income and balanced funds are authorized to invest in interest rate swap agreements, credit default swaps, index credit default swaps and Commercial Mortgage-Backed Security (CMBS) total return swap agreements.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 10

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 11

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 12

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING

A fund may borrow money for temporary purposes, or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 13

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S.
bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 14

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 15

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.


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Options. An option is a contract. A person who buys a call option for a
-------
security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer
-----------------
(holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


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

Options on Futures Contracts. Options on futures contracts give the holder a
----------------------------
right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on
------------------------
national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and
----------------------------
to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.
--------------------------

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.


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

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.


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

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.


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

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency
-------------------------------------
exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.


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

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

For investment purposes, a fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write
-----------------------------
covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.


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

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency
--------------------------------------------
futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
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

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include:
Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.


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FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.


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ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.


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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include:
Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.


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LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto
Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation
-----------------------------
that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because
(a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.


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PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.


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SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 31

SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or
-------------------
preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps,
--------------------
except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees
------------------
to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 32

Swaption Transaction. A swaption is an option on a swap agreement and a
--------------------
contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party
--------------------
credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 33

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 34

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 35

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource
Distributors, Inc. (the principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager generally does not pay the dealer a commission. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION

In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to all RiverSource funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 36
investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of soft dollars falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that soft dollars pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION

Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 37

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services.

                     TABLE 5. TOTAL BROKERAGE COMMISSIONS

-----------------------------------------------------------------------------------------------------------------------
                                              TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------------------------
               FUND                                 2006*             2006**              2005               2004
-----------------------------------------------------------------------------------------------------------------------
Balanced                                         $  733,760         $1,457,397         $2,213,104         $2,129,661
-----------------------------------------------------------------------------------------------------------------------
Cash Management                                           0                  0                  0                  0
-----------------------------------------------------------------------------------------------------------------------
Core Bond                                               435              2,178              1,332                200(a)
-----------------------------------------------------------------------------------------------------------------------
Core Equity                                         965,108                N/A          1,668,477            675,098(b)
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond                                     18,339             60,239             75,344             73,033
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                           427,522          1,474,715          1,115,276            618,138
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                                    768,369          2,696,840            946,745            278,501
-----------------------------------------------------------------------------------------------------------------------
Fundamental Value                                    68,624            111,005(c)             N/A                N/A
-----------------------------------------------------------------------------------------------------------------------
Global Bond                                           5,531             12,429              6,636              3,972
-----------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                     0                  0                  0(d)             N/A
-----------------------------------------------------------------------------------------------------------------------
Growth                                              705,156          2,681,012          1,601,547          1,787,494
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond                                           0                  0                  0              1,774
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities                                      0                  0                  0                  0(e)
-----------------------------------------------------------------------------------------------------------------------
International Opportunity                           537,511          2,616,958          2,686,564          2,646,422
-----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                  5,037,778          7,377,290          9,980,403          5,718,476
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                       6,413             17,873             17,813              7,034(a)
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                      409,650            490,467            213,445            121,200
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                        99,155            196,797              3,616(f)             N/A
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                         3,678             11,852             22,302             27,420
-----------------------------------------------------------------------------------------------------------------------
Select Value                                        111,119             22,567             23,335             16,415(a)
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                        4,437             16,686             10,692             33,970
-----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                               1,178,563            937,151            742,376            770,263
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value                                     704,324          1,323,666            742,999            579,839
-----------------------------------------------------------------------------------------------------------------------

 *    In 2006, all funds except Core Equity changed fiscal year ends from Aug.
      31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core
      Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(d) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(e) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(f)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 38

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes.

          TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES

----------------------------------------------------------------------------------------------------------------------------------
                                                    BROKERAGE DIRECTED FOR RESEARCH*
                                       --------------------------------------------------------
                                                                        AMOUNT OF COMMISSIONS               TURNOVER RATES
               FUND                       AMOUNT OF TRANSACTIONS           IMPUTED OR PAID
                                       -------------------------------------------------------------------------------------------
                                          9/1/06 -       9/1/05 -       9/1/06 -       9/1/05 -
                                         12/31/06**     8/31/06***     12/31/06**     8/31/06***     2006**    2006***     2005
----------------------------------------------------------------------------------------------------------------------------------
Balanced                               $ 36,928,737   $171,156,255      $ 49,821     $  197,207        38%       130%       131%
----------------------------------------------------------------------------------------------------------------------------------
Cash Management                                   0              0             0              0       N/A        N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                                         0              0             0              0       106        319(a)     339(a)
----------------------------------------------------------------------------------------------------------------------------------
Core Equity                              97,639,480            N/A       128,888            N/A        73        N/A        121
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                  0              0             0              0       109        292(a)     293(a)
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                46,266,448    331,232,813        38,461        315,148         5         27         25
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                  0              0             0              0        46        146        120
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                 0              0(b)          0              0(b)      3          3(b)     N/A
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                                       0              0             0              0        20         65         79
----------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities             0              0             0              0         0         75         29(c)
----------------------------------------------------------------------------------------------------------------------------------
Growth                                   56,764,229    156,632,507        83,847        278,332        30        156        154
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                   0              0             0              0        29        106        106
----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                              0              0             0              0        29         87         93
----------------------------------------------------------------------------------------------------------------------------------
International Opportunity                         0              0             0              0        20         74         90
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                        192,374,502    686,608,959       281,325      1,011,992        21         85        132
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                              30,980      2,071,618            69          2,342        13         49         52
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                           78,195,359    195,034,425        92,837        199,554        24         43         34
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                             2,455,035     21,599,409         1,943         27,976         4         60          7(d)
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     0              0             0              0         2          6          5
----------------------------------------------------------------------------------------------------------------------------------
Select Value                             32,381,244     13,943,804        17,379         20,265       112         35         31
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                    0              0             0              0        58        236        171
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                       1,080,030              0         4,775              0        74        132        112
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                          54,191,899    289,804,460        56,119        115,870        23        102         65
----------------------------------------------------------------------------------------------------------------------------------

  * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research.
      RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

 **   In 2006, all funds except Core Equity changed fiscal year ends from Aug.
      31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core
      Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

*** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.

(b)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 39

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.

               TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE OF SECURITIES OWNED
                 FUND                                              ISSUER                                AT END OF FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                 Bear Stearns Commercial Mtge Securities                                      $ 6,830,292
                                         ----------------------------------------------------------------------------------------
                                         Bear Stearns Adjustable Rate Mortgage Trust                                    1,532,074
                                         ----------------------------------------------------------------------------------------
                                         ChaseFlex Trust                                                                2,335,511
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                     50,861,831
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Commercial Mtge Trust                                                1,721,318
                                         ----------------------------------------------------------------------------------------
                                         Citigroup/Deutsche Bank Commercial Mtge Trust                                    774,901
                                         ----------------------------------------------------------------------------------------
                                         CS First Boston Mtge Securities                                                5,503,130
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                             3,346,854
                                         ----------------------------------------------------------------------------------------
                                         GS Mortgage Securities II                                                      1,484,101
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                         24,756,407
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase Commercial Mtge Securities                                    20,789,384
                                         ----------------------------------------------------------------------------------------
                                         LB-UBS Commercial Mtge Trust                                                  10,849,908
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  269,375
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                     1,294,106
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                      15,535,100
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                           14,564,564
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                15,021,311
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Capital 1                                                       8,448,156
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley, Dean Witter Capital 1                                          3,327,682
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                   6,436,297
---------------------------------------------------------------------------------------------------------------------------------
Cash Management                          Bear Stearns Companies                                                        31,884,063
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Funding                                                              9,881,650
                                         ----------------------------------------------------------------------------------------
                                         Credit Suisse First Boston NY                                                 13,000,000
                                         ----------------------------------------------------------------------------------------
                                         Goldman Sachs Group                                                            5,000,000
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                      13,000,000
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                           20,000,000
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                 5,278,554
---------------------------------------------------------------------------------------------------------------------------------
Core Bond                                Bear Stearns Adjustable Rate Mortgage Trust                                      145,912
                                         ----------------------------------------------------------------------------------------
                                         Bear Stearns Commercial Mtg Securities                                           393,197
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Commercial Mtge Trust                                                   76,503
                                         ----------------------------------------------------------------------------------------
                                         Citigroup/Deutsche Bank Commercial Mtge Trust                                     49,994
                                         ----------------------------------------------------------------------------------------
                                         Credit Suisse Mortgage Capital Ctfs                                              303,894
                                         ----------------------------------------------------------------------------------------
                                         CS First Boston Mtge Securities                                                  437,176
                                         ----------------------------------------------------------------------------------------
                                         GS Mortgage Securities II                                                        201,128
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase Commercial Mtge Securities                                     1,547,884
                                         ----------------------------------------------------------------------------------------
                                         LB-UBS Commercial Mtge Trust                                                     779,992
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Capital 1                                                         603,098
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley, Dean Witter Capital 1                                            232,163
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 40

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE OF SECURITIES OWNED
                 FUND                                              ISSUER                                AT END OF FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Core Equity                              Bear Stearns Companies                                                           228,218
                                         ----------------------------------------------------------------------------------------
                                         Charles Schwab                                                                   179,862
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                      8,562,483
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                             1,226,302
                                         ----------------------------------------------------------------------------------------
                                         Goldman Sachs Group                                                              965,452
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                       145,236
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                       2,142,285
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                          4,527,787
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                            2,482,977
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                 2,585,239
                                         ----------------------------------------------------------------------------------------
                                         Nuveen Investments                                                                35,486
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                     931,423
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                         Bear Stearns Adjustable Rate Mortgage Trust                                    5,496,011
                                         ----------------------------------------------------------------------------------------
                                         Bear Stearns Commercial Mtge Securities                                        8,319,313
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                      3,332,154
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Commercial Mtge Trust                                                3,060,121
                                         ----------------------------------------------------------------------------------------
                                         Citigroup/Deutsche Bank Commercial Mtge Trust                                  1,749,777
                                         ----------------------------------------------------------------------------------------
                                         Credit Suisse Mortgage Capital Ctfs                                           16,939,840
                                         ----------------------------------------------------------------------------------------
                                         CS First Boston Mtge Securities                                               22,989,185
                                         ----------------------------------------------------------------------------------------
                                         GS Mortgage Securities II                                                      8,019,737
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase Commercial Mtge Securities                                    60,603,639
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  651,888
                                         ----------------------------------------------------------------------------------------
                                         LB-UBS Commercial Mtge Trust                                                  33,181,783
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Capital 1                                                      24,083,377
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley, Dean Witter Capital 1                                         11,154,184
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                Citigroup                                                                    106,586,350
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                           21,082,867
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                10,380,452
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                         None                                                                                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                        Citigroup                                                                      9,004,462
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                         16,706,970
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                 2,809,335
---------------------------------------------------------------------------------------------------------------------------------
Global Bond                              Bear Stearns Commercial Mtge Securities                                        2,722,527
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                      4,823,747
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Commercial Mtge Trust                                                1,714,278
                                         ----------------------------------------------------------------------------------------
                                         Citigroup/Deutsche Bank Commercial Mtge Trust                                  1,074,863
                                         ----------------------------------------------------------------------------------------
                                         Credit Suisse Mortgage Capital Ctfs                                            1,154,886
                                         ----------------------------------------------------------------------------------------
                                         CS First Boston Mtge Securities                                                2,580,767
                                         ----------------------------------------------------------------------------------------
                                         GS Mortgage Securities II                                                      4,951,995
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase Commercial Mtge Securities                                    13,044,793
                                         ----------------------------------------------------------------------------------------
                                         LB-UBS Commercial Mtge Trust                                                   6,575,085
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  210,113
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Capital I                                                       5,636,595
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley, Dean Witter Capital I                                          2,502,210
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 41

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE OF SECURITIES OWNED
                 FUND                                              ISSUER                                AT END OF FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities    None                                                                                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Growth                                   None                                                                                 N/A
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                          LaBranche & Co.                                                               11,775,800
---------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                     LaBranche & Co.                                                                3,372,575
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity                Credit Suisse Group                                                           14,637,813
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                         Bear Stearns Companies                                                         1,836,158
                                         ----------------------------------------------------------------------------------------
                                         Charles Schwab                                                                 1,458,004
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                     70,481,665
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                            10,242,846
                                         ----------------------------------------------------------------------------------------
                                         Goldman Sachs Group                                                            8,064,306
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                         37,819,866
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                     1,178,145
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                      18,034,471
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                           20,740,165
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                21,594,014
                                         ----------------------------------------------------------------------------------------
                                         Nuveen Investments Cl A                                                          286,378
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                   7,853,719
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                          Citigroup                                                                        871,148
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                                61,255
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                            431,078
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                        23,667
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                         285,137
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                              266,732
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                   275,152
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                     117,650
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                           Legg Mason                                                                     3,667,884
                                         ----------------------------------------------------------------------------------------
                                         TD Ameritrade Holding                                                          8,466,751
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                            None                                                                                 N/A
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                            Ameriprise Financial                                                             399,267
                                         ----------------------------------------------------------------------------------------
                                         Bear Stearns Companies                                                           577,381
                                         ----------------------------------------------------------------------------------------
                                         Charles Schwab                                                                   598,882
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                      8,285,430
                                         ----------------------------------------------------------------------------------------
                                         E*Trade Financial                                                                289,891
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                               555,808
                                         ----------------------------------------------------------------------------------------
                                         Goldman Sachs Group                                                            2,570,617
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                          5,072,225
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                       377,824
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                       1,253,670
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                            2,491,077
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                 2,609,586
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                     658,512
---------------------------------------------------------------------------------------------------------------------------------
Select Value                             Bear Stearns Companies                                                           146,502
---------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government           Citigroup Commercial Mtge Trust                                                3,981,207
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Mtge Loan Trust                                                 1,201,637
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 42

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE OF SECURITIES OWNED
                 FUND                                              ISSUER                                AT END OF FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                      Knight Capital Group Cl A                                                        888,970
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  345,043
                                         ----------------------------------------------------------------------------------------
                                         Piper Jaffray Companies                                                          586,350
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                          Knight Capital Group Cl A                                                      1,395,576
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  433,503
---------------------------------------------------------------------------------------------------------------------------------

*     All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table.

    TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                PERCENT OF
                                                                                AGGREGATE
                                                      AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE    AGGREGATE
                                                        DOLLAR                  AMOUNT OF       DOLLAR       DOLLAR       DOLLAR
                                                      AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF    AMOUNT OF
                                                     COMMISSIONS   AGGREGATE    INVOLVING    COMMISSIONS  COMMISSIONS  COMMISSIONS
                                         NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO      PAID TO
           FUND              BROKER     AFFILIATION     BROKER    COMMISSIONS  COMMISSIONS      BROKER       BROKER       BROKER
                           ---------------------------------------------------------------------------------------------------------
                                                         2006*                                  2006**        2005         2004
------------------------------------------------------------------------------------------------------------------------------------
Balanced                   American             (1)       $  0                                  $  0        $3,299***  $10,766***
                           Enterprise
                           Investment
                           Services,
                           Inc. (AEIS)
------------------------------------------------------------------------------------------------------------------------------------
Cash Management            None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                  None                                                                    0             0           0(a)
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                None                                                                  N/A             0           0(b)
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond           None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income  AEIS                 (1)          0                                     0         1,052***    3,759***
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets           None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value          None                                                                    0(c)        N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation           None                                                                    0             0(d)      N/A
Protected Securities
------------------------------------------------------------------------------------------------------------------------------------
Growth                     AEIS                 (1)          0                                     0           714***   24,351***
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 43

------------------------------------------------------------------------------------------------------------------------------------
                                                                                PERCENT OF
                                                                                AGGREGATE
                                                      AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE    AGGREGATE
                                                        DOLLAR                  AMOUNT OF       DOLLAR       DOLLAR       DOLLAR
                                                      AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF    AMOUNT OF
                                                     COMMISSIONS   AGGREGATE    INVOLVING    COMMISSIONS  COMMISSIONS  COMMISSIONS
                                         NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO      PAID TO
           FUND              BROKER     AFFILIATION     BROKER    COMMISSIONS  COMMISSIONS      BROKER       BROKER       BROKER
                           ---------------------------------------------------------------------------------------------------------
                                                         2006*                                  2006**        2005         2004
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond            None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities       None                                                                    0             0           0(e)
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity  None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           AEIS                 (1)          0                                     0        14,132***   45,985***
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value            AEIS                 (1)          0                                     0             0          17***(a)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth             AEIS                 (1)          0                                     0             0       1,650***
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value              None                                                                    0             0(f)      N/A
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index              None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Select Value               Gabelli              (2)        112          0.20%         0.13%      100         3,655      11,460(a)
                           Company
------------------------------------------------------------------------------------------------------------------------------------
Short Duration             None                                                                    0             0           0
U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value            M.J.                 (3)          0                                     0             0      45,845
                           Whitman LLC
                           ---------------------------------------------------------------------------------------------------------
                           Goldman              (4)          0                                   200           457       3,806
                           Sachs
                           ---------------------------------------------------------------------------------------------------------
                           Legg Mason           (5)          0                                     0           297           0
                           Wood
                           Walker, Inc.
------------------------------------------------------------------------------------------------------------------------------------

  *   In 2006, all funds except Core Equity changed fiscal year ends from Aug.
      31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core
      Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

 ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

***   Represents brokerage clearing fees.

(1)   Wholly-owned subsidiary of Ameriprise Financial.

(2) Affiliate of GAMCO Asset Management, Inc., a former subadviser, terminated Sept. 29, 2006.

(3) Affiliate of Third Avenue Management LLC., a former subadviser, terminated March 15, 2004.

(4) Affiliate of Goldman Sachs Management L.P., a former subadviser, terminated April 24, 2006.

(5)   Affiliate of Royce & Associates, LLC., a former subadviser, terminated
      April 24, 2006.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(d) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(e) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(f)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 44

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table.

                          TABLE 9. VALUING FUND SHARES

----------------------------------------------------------------------------------------------------------
                FUND*                     NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------
Balanced                                $2,070,795,869          132,634,421                         $15.61
----------------------------------------------------------------------------------------------------------
Cash Management                          1,055,267,058        1,055,643,426                           1.00
----------------------------------------------------------------------------------------------------------
Core Bond                                   66,042,944            6,729,729                           9.81
----------------------------------------------------------------------------------------------------------
Core Equity                                432,417,395           39,416,294                          10.97
----------------------------------------------------------------------------------------------------------
Diversified Bond                         2,744,818,964          262,116,403                          10.47
----------------------------------------------------------------------------------------------------------
Diversified Equity Income                3,446,087,033          222,659,395                          15.48
----------------------------------------------------------------------------------------------------------
Emerging Markets                           547,637,610           31,562,840                          17.35
----------------------------------------------------------------------------------------------------------
Fundamental Value                          396,870,186           36,355,344                          10.92
----------------------------------------------------------------------------------------------------------
Global Bond                                781,822,390           71,707,326                          10.90
----------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities      581,691,472           59,613,312                           9.76
----------------------------------------------------------------------------------------------------------
Growth                                     639,730,289           85,310,379                           7.50
----------------------------------------------------------------------------------------------------------
High Yield Bond                          1,215,674,868          177,360,389                           6.85
----------------------------------------------------------------------------------------------------------
Income Opportunities                       409,460,346           39,686,904                          10.32
----------------------------------------------------------------------------------------------------------
International Opportunity                1,310,729,039           99,394,884                          13.19
----------------------------------------------------------------------------------------------------------
Large Cap Equity                         3,737,379,428          149,252,411                          25.04
----------------------------------------------------------------------------------------------------------
Large Cap Value                             25,361,099            2,074,264                          12.23
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                             689,790,123           60,407,816                          11.42
----------------------------------------------------------------------------------------------------------
Mid Cap Value                              370,472,775           27,471,975                          13.49
----------------------------------------------------------------------------------------------------------
S&P 500 Index                              391,850,253           40,847,131                           9.59
----------------------------------------------------------------------------------------------------------
Select Value                                28,479,124            2,503,889                          11.37
----------------------------------------------------------------------------------------------------------
Short Duration U.S. Government             457,013,631           45,108,468                          10.13
----------------------------------------------------------------------------------------------------------
Small Cap Advantage                        219,798,672           16,874,236                          13.03
----------------------------------------------------------------------------------------------------------
Small Cap Value                            618,628,695           41,553,625                          14.89
----------------------------------------------------------------------------------------------------------

*     All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.

FOR FUNDS OTHER THAN MONEY MARKETS FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

      o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 45

      o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

      o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

      o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      o Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      o When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 46

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the fund's website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least thirty (30) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.),
(2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley) and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 47
potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS - The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

      o The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

      o The Board supports annual election of all directors and proposals to eliminate classes of directors.

      o In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings and, in general, will vote against nominees who are determined to have been involved in options backdating.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 48

      o The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

      o Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS - The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS - The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES - The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES - The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 49

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) - Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN - As a general rule, the Board refrains from voting securities loaned out under its security lending program because the costs and lost revenue to the funds combined with the administrative effects of recalling the securities generally outweigh the benefit of voting the proxy. While the funds' administrator does not assess the economic impact and benefit of voting loaned securities on a case-by-case basis, it is possible that a situation may arise where loaned securities are recalled in order to vote the proxy associated with those shares.

INVESTMENT IN AFFILIATED FUNDS - Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

      o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserve the right to reject any business, in its sole discretion.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 50

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

                       TABLE 10. CAPITAL LOSS CARRYOVER

-------------------------------------------------------------------------------------
                        TOTAL         AMOUNT       AMOUNT       AMOUNT       AMOUNT
                    CAPITAL LOSS   EXPIRING IN  EXPIRING IN  EXPIRING IN  EXPIRING IN
      FUND*          CARRYOVERS        2007         2008         2009         2010
-------------------------------------------------------------------------------------
Balanced           $   35,624,602            0   35,624,602            0            0
-------------------------------------------------------------------------------------
Cash Management               968          818            0            0            0
-------------------------------------------------------------------------------------
Core Bond                 636,372            0            0            0            0
-------------------------------------------------------------------------------------
Core Equity                     0
-------------------------------------------------------------------------------------
Diversified Bond      140,432,283   53,324,465   47,894,894    9,863,475   15,651,826
-------------------------------------------------------------------------------------
Diversified
Equity Income                   0
-------------------------------------------------------------------------------------
Emerging Markets                0
-------------------------------------------------------------------------------------
Fundamental Value               0
-------------------------------------------------------------------------------------
Global Bond               527,778            0            0            0            0
-------------------------------------------------------------------------------------
Global Inflation
Protected
Securities              1,165,851            0            0            0            0
-------------------------------------------------------------------------------------
Growth                 80,007,343            0            0            0   75,486,831
-------------------------------------------------------------------------------------
High Yield Bond       287,387,619            0    9,616,792  100,694,093  106,316,241
-------------------------------------------------------------------------------------
Income
Opportunities                   0
-------------------------------------------------------------------------------------
International
Opportunity           434,867,848            0   17,527,276  304,876,014   90,583,080
-------------------------------------------------------------------------------------
Large Cap Equity      145,318,120   27,959,838   34,622,634    7,516,387   75,219,261
-------------------------------------------------------------------------------------
Large Cap Value                 0
-------------------------------------------------------------------------------------
Mid Cap Growth      1,117,336,399            0  767,257,789  310,534,170   39,544,440
-------------------------------------------------------------------------------------
Mid Cap Value                   0
-------------------------------------------------------------------------------------
S&P 500 Index                   0
-------------------------------------------------------------------------------------
Select Value                    0
-------------------------------------------------------------------------------------
Short Duration
U.S. Government        11,387,600            0            0            0       68,450
-------------------------------------------------------------------------------------
Small Cap
Advantage                       0
-------------------------------------------------------------------------------------
Small Cap Value                 0
-------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                      AMOUNT       AMOUNT       AMOUNT       AMOUNT      AMOUNT
                   EXPIRING IN  EXPIRING IN  EXPIRING IN  EXPIRING IN  EXPIRING IN
      FUND*            2011         2012         2013         2014        2015
----------------------------------------------------------------------------------
Balanced                     0            0            0            0            0
----------------------------------------------------------------------------------
Cash Management              0            0          150            0            0
----------------------------------------------------------------------------------
Core Bond                    0            0      171,449      394,277       70,646
----------------------------------------------------------------------------------
Core Equity
----------------------------------------------------------------------------------
Diversified Bond     4,231,263            0    7,546,166            0    1,920,194
----------------------------------------------------------------------------------
Diversified
Equity Income
----------------------------------------------------------------------------------
Emerging Markets
----------------------------------------------------------------------------------
Fundamental Value
----------------------------------------------------------------------------------
Global Bond                  0            0      122,441      185,503      219,834
----------------------------------------------------------------------------------
Global Inflation
Protected
Securities                   0            0            0    1,165,851            0
----------------------------------------------------------------------------------
Growth                       0            0            0    3,482,953    1,037,559
----------------------------------------------------------------------------------
High Yield Bond              0            0      760,493            0            0
----------------------------------------------------------------------------------
Income
Opportunities
----------------------------------------------------------------------------------
International
Opportunity         21,881,478            0            0            0            0
----------------------------------------------------------------------------------
Large Cap Equity             0            0            0            0            0
----------------------------------------------------------------------------------
Large Cap Value
----------------------------------------------------------------------------------
Mid Cap Growth               0            0            0            0            0
----------------------------------------------------------------------------------
Mid Cap Value
----------------------------------------------------------------------------------
S&P 500 Index
----------------------------------------------------------------------------------
Select Value
----------------------------------------------------------------------------------
Short Duration
U.S. Government              0    4,186,493    3,894,750    3,130,115      107,792
----------------------------------------------------------------------------------
Small Cap
Advantage
----------------------------------------------------------------------------------
Small Cap Value
----------------------------------------------------------------------------------

*     All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 51

TAXES

A fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Internal Revenue Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 52

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

        TABLE 11. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

---------------------------------------------------------------------------------------------------------
                                                             ANNUAL RATE AT     DAILY RATE ON LAST DAY OF
                   FUND                 ASSETS (BILLIONS)   EACH ASSET LEVEL   MOST RECENT FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------
Balanced                                First $1.0               0.530%                  0.516%
                                        Next 1.0                 0.505
                                        Next 1.0                 0.480
                                        Next 3.0                 0.455
                                        Next 1.5                 0.430
                                        Next 2.5                 0.410
                                        Next 5.0                 0.390
                                        Next 9.0                 0.370
                                        Over 24.0                0.350
---------------------------------------------------------------------------------------------------------
Cash Management                         First $1.0               0.330                   0.329
                                        Next 0.5                 0.313
                                        Next 0.5                 0.295
                                        Next 0.5                 0.278
                                        Next 2.5                 0.260
                                        Next 1.0                 0.240
                                        Next 1.5                 0.220
                                        Next 1.5                 0.215
                                        Next 1.0                 0.190
                                        Next 5.0                 0.180
                                        Next 5.0                 0.170
                                        Next 4.0                 0.160
                                        Over 24.0                0.150
---------------------------------------------------------------------------------------------------------
Core Bond                               First $1.0               0.480         Core Bond - 0.480
Diversified Bond                        Next 1.0                 0.455         Diversified Bond - 0.457
                                        Next 1.0                 0.430
                                        Next 3.0                 0.405
                                        Next 1.5                 0.380
                                        Next 1.5                 0.365
                                        Next 1.0                 0.360
                                        Next 5.0                 0.350
                                        Next 5.0                 0.340
                                        Next 4.0                 0.330
                                        Next 26.0                0.310
                                        Over 50.0                0.290
---------------------------------------------------------------------------------------------------------
Core Equity                             All                      0.400                   0.400
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 53

---------------------------------------------------------------------------------------------------------
                                                             ANNUAL RATE AT     DAILY RATE ON LAST DAY OF
                   FUND                 ASSETS (BILLIONS)   EACH ASSET LEVEL   MOST RECENT FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------
Diversified Equity Income               First $1.0               0.600         Diversified Equity
Growth                                  Next 1.0                 0.575         Income - 0.569
Large Cap Equity                        Next 1.0                 0.550         Growth - 0.600
Large Cap Value                         Next 3.0                 0.525         Large Cap Equity - 0.565
                                        Next 1.5                 0.500         Large Cap Value - 0.600
                                        Next 2.5                 0.485
                                        Next 5.0                 0.470
                                        Next 5.0                 0.450
                                        Next 4.0                 0.425
                                        Next 26.0                0.400
                                        Over 50.0                0.375
---------------------------------------------------------------------------------------------------------
Emerging Markets                        First $0.25              1.100                   1.087
                                        Next 0.25                1.080
                                        Next 0.25                1.060
                                        Next 0.25                1.040
                                        Next 1.0                 1.020
                                        Next 5.5                 1.000
                                        Next 2.5                 0.985
                                        Next 5.0                 0.970
                                        Next 5.0                 0.960
                                        Next 4.0                 0.935
                                        Next 26.0                0.920
                                        Over 50.0                0.900
---------------------------------------------------------------------------------------------------------
Fundamental Value                       First $0.5               0.730                   0.730
                                        Next 0.5                 0.705
                                        Next 1.0                 0.680
                                        Next 1.0                 0.655
                                        Next 3.0                 0.630
                                        Over 6.0                 0.600
---------------------------------------------------------------------------------------------------------
Global Bond                             First $0.25              0.720                   0.693
                                        Next 0.25                0.695
                                        Next 0.25                0.670
                                        Next 0.25                0.645
                                        Next 6.5                 0.620
                                        Next 2.5                 0.605
                                        Next 5.0                 0.590
                                        Next 5.0                 0.580
                                        Next 4.0                 0.560
                                        Next 26.0                0.540
                                        Over 50.0                0.520
---------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities   First $1.0               0.440                   0.440
                                        Next 1.0                 0.415
                                        Next 1.0                 0.390
                                        Next 3.0                 0.365
                                        Next 1.5                 0.340
                                        Next 1.5                 0.325
                                        Next 1.0                 0.320
                                        Next 5.0                 0.310
                                        Next 5.0                 0.300
                                        Next 4.0                 0.290
                                        Next 26.0                0.270
                                        Over 50.0                0.250
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 54

---------------------------------------------------------------------------------------------------------
                                                             ANNUAL RATE AT     DAILY RATE ON LAST DAY OF
                   FUND                 ASSETS (BILLIONS)   EACH ASSET LEVEL   MOST RECENT FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------
High Yield Bond                         First $1.0               0.590                   0.586
                                        Next 1.0                 0.565
                                        Next 1.0                 0.540
                                        Next 3.0                 0.515
                                        Next 1.5                 0.490
                                        Next 1.5                 0.475
                                        Next 1.0                 0.450
                                        Next 5.0                 0.435
                                        Next 5.0                 0.425
                                        Next 4.0                 0.400
                                        Next 26.0                0.385
                                        Over 50.0                0.360
---------------------------------------------------------------------------------------------------------
Income Opportunities                    First $1.0               0.610                   0.610
                                        Next 1.0                 0.585
                                        Next 1.0                 0.560
                                        Next 3.0                 0.535
                                        Next 1.5                 0.510
                                        Next 1.5                 0.495
                                        Next 1.0                 0.470
                                        Next 5.0                 0.455
                                        Next 5.0                 0.445
                                        Next 4.0                 0.420
                                        Next 26.0                0.405
                                        Over 50.0                0.380
---------------------------------------------------------------------------------------------------------
International Opportunity               First $0.25              0.800                   0.748
                                        Next 0.25                0.775
                                        Next 0.25                0.750
                                        Next 0.25                0.725
                                        Next 1.0                 0.700
                                        Next 5.5                 0.675
                                        Next 2.5                 0.660
                                        Next 5.0                 0.645
                                        Next 5.0                 0.635
                                        Next 4.0                 0.610
                                        Next 26.0                0.600
                                        Over 50.0                0.570
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                          First $1.0               0.700         Mid Cap Growth - 0.700
Mid Cap Value                           Next 1.0                 0.675         Mid Cap Value - 0.700
                                        Next 1.0                 0.650
                                        Next 3.0                 0.625
                                        Next 1.5                 0.600
                                        Next 2.5                 0.575
                                        Next 5.0                 0.550
                                        Next 9.0                 0.525
                                        Next 26.0                0.500
                                        Over 50.0                0.475
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 55

---------------------------------------------------------------------------------------------------------
                                                             ANNUAL RATE AT     DAILY RATE ON LAST DAY OF
                   FUND                 ASSETS (BILLIONS)   EACH ASSET LEVEL   MOST RECENT FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------
S&P 500 Index                           First $1.0               0.220                   0.220
                                        Next 1.0                 0.210
                                        Next 1.0                 0.200
                                        Next 4.5                 0.190
                                        Next 2.5                 0.180
                                        Next 5.0                 0.170
                                        Next 9.0                 0.160
                                        Next 26.0                0.140
                                        Over 50.0                0.120
---------------------------------------------------------------------------------------------------------
Select Value                            First $0.50              0.780                   0.780
                                        Next 0.50                0.755
                                        Next 1.00                0.730
                                        Next 1.00                0.705
                                        Next 3.00                0.680
                                        Over 6.00                0.650
---------------------------------------------------------------------------------------------------------
Short Duration U.S. Government          First $1.0               0.480                   0.480
                                        Next 1.0                 0.455
                                        Next 1.0                 0.430
                                        Next 3.0                 0.405
                                        Next 1.5                 0.380
                                        Next 1.5                 0.365
                                        Next 1.0                 0.340
                                        Next 5.0                 0.325
                                        Next 5.0                 0.315
                                        Next 4.0                 0.290
                                        Next 26.0                0.275
                                        Over 50.0                0.250
---------------------------------------------------------------------------------------------------------
Small Cap Advantage                     First $0.25              0.790                   0.790
                                        Next 0.25                0.765
                                        Next 0.25                0.740
                                        Next 0.25                0.715
                                        Next 1.00                0.690
                                        Over 2.00                0.665
---------------------------------------------------------------------------------------------------------
Small Cap Value                         First $0.25              0.970                   0.950
                                        Next 0.25                0.945
                                        Next 0.25                0.920
                                        Next 0.25                0.895
                                        Over 1.00                0.870
---------------------------------------------------------------------------------------------------------

*     All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 56

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to the Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

                            TABLE 12. LIPPER INDEXES

-------------------------------------------------------------------------------------------------------------------------
                                                                                      FEE INCREASE OR     FEE INCREASE OR
           FUND                                   LIPPER INDEX                          (DECREASE)*        (DECREASE)**
-------------------------------------------------------------------------------------------------------------------------
Balanced                            Lipper Balanced Funds Index                         $   270,785        $  (926,803)
-------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income           Lipper Equity Income Funds Index                        722,447          2,011,544
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets                    Lipper Emerging Markets Funds Index                      68,528             12,891
-------------------------------------------------------------------------------------------------------------------------
Fundamental Value                   Lipper Large-Cap Value Funds Index                      (11,517)                 0
-------------------------------------------------------------------------------------------------------------------------
Growth                              Lipper Large-Cap Growth Funds Index                     219,098             94,840
-------------------------------------------------------------------------------------------------------------------------
International Opportunity           Lipper International Large-Cap Core Funds Index          42,132            443,628
-------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                    Lipper Large-Cap Core Funds Index                        97,489           (472,064)
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value                     Lipper Large-Cap Value Funds Index                            0             (6,328)
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                      Lipper Mid-Cap Growth Funds Index                      (224,965)          (211,720)
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                       Lipper Mid-Cap Value Funds Index                         16,744             14,432
-------------------------------------------------------------------------------------------------------------------------
Select Value                        Lipper Multi-Cap Value Funds Index                       (5,226)           (17,927)
-------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                 Lipper Small-Cap Core Funds Index                       (53,757)          (123,175)
-------------------------------------------------------------------------------------------------------------------------
Small Cap Value                     Lipper Small-Cap Value Funds Index                       89,900            (82,048)
-------------------------------------------------------------------------------------------------------------------------

 * In 2006, the funds changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 13. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

------------------------------------------------------------------------------------------------------------------------------------
                         EQUITY FUNDS                                                     BALANCED FUNDS
------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE                                                        PERFORMANCE
DIFFERENCE                     ADJUSTMENT RATE                     DIFFERENCE                  ADJUSTMENT RATE
------------------------------------------------------------------------------------------------------------------------------------
0.00%-0.50%          0                                             0.00%-0.50%     0
------------------------------------------------------------------------------------------------------------------------------------
0.50%-1.00%          6 basis points times the performance          0.50%-1.00%     6 basis points times the performance
                     difference over 0.50%, times 100 (maximum                     difference over 0.50%, times 100 (maximum of
                     of 3 basis points if a 1% performance                         3 basis points if a 1% performance
                     difference)                                                   difference)
------------------------------------------------------------------------------------------------------------------------------------
1.00%-2.00%          3 basis points, plus 3 basis points times     1.00%-2.00%     3 basis points, plus 3 basis points times
                     the performance difference over 1.00%,                        the performance difference over 1.00%,
                     times 100 (maximum 6 basis points if a                        times 100 (maximum 6 basis points if a
                     2% performance difference)                                    2% performance difference)
------------------------------------------------------------------------------------------------------------------------------------
2.00%-4.00%          6 basis points, plus 2 basis points times     2.00%-3.00%     6 basis points, plus 2 basis points times
                     the performance difference over 2.00%,                        the performance difference over 2.00%,
                     times 100 (maximum 10 basis points if a                       times 100 (maximum 8 basis points if a
                     4% performance difference)                                    3% performance difference)
------------------------------------------------------------------------------------------------------------------------------------
4.00%-6.00%          10 basis points, plus 1 basis point times     3.00% or more   8 basis points
                     the performance difference over 4.00%,
                     times 100 (maximum 12 basis points if a
                     6% performance difference)
------------------------------------------------------------------------------------------------------------------------------------
6.00% or more        12 basis points
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 57

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates.

              TABLE 14. MANAGEMENT FEES AND NONADVISORY EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
           FUND                                MANAGEMENT FEES                                    NONADVISORY EXPENSES
                           ---------------------------------------------------------------------------------------------------------
                              2006*       2006**          2005          2004           2006*     2006**        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
Balanced                   $3,770,059  $11,773,679    $16,475,472    $14,949,024     $319,151  $  892,026    $879,722    $621,427
------------------------------------------------------------------------------------------------------------------------------------
Cash Management             1,115,733    3,099,857      3,618,791      3,943,361      102,263     301,954     239,685     153,930
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                     100,468      333,535        290,514        108,039(a)    19,405      45,781      64,359      27,209(a)
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                 1,779,656          N/A      1,966,532        630,305(b)     4,472         N/A      (1,810)          0(b)
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond            3,821,877   10,386,439     10,446,764     10,267,470      275,885     804,512     654,797     486,884
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   6,677,888   14,825,523      7,790,892      3,909,591      346,713     981,305     669,524     394,376
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets            1,766,834    3,834,039      1,128,628        333,875      171,875     582,426     207,894      83,718
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value             737,998      206,566(c)         N/A            N/A       62,722      26,363(c)      N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                 1,676,013    4,640,640      4,107,042      3,087,011       97,275     381,820     312,839     217,046
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation
Protected Securities          707,400    1,164,368        167,833(d)         N/A       39,723      72,604      26,773(d)      N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                      1,449,964    3,751,065      2,023,076      1,444,157      116,296     345,518     154,684     307,329
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond             2,316,669    7,413,897      7,533,530      6,361,088      164,022     504,788     422,329     266,908
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities          665,749      653,044        165,239         24,242(e)    40,916     102,530      35,712       6,812(e)
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity   3,169,722   10,469,388      8,953,186      6,271,576      253,643     773,530     689,296     418,998
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            7,050,915   18,214,495     15,079,399     13,899,157      306,280   1,179,965     834,053     471,564
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                45,636      102,616         70,240         17,499(a)    13,284      24,748      21,370       7,089(a)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 58

------------------------------------------------------------------------------------------------------------------------------------
           FUND                                MANAGEMENT FEES                                    NONADVISORY EXPENSES
                           ---------------------------------------------------------------------------------------------------------
                              2006*       2006**          2005          2004           2006*     2006**        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth              1,403,857    3,286,046      1,435,137      1,207,565       83,310     196,868     130,183     212,938
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                 706,423      376,310         10,481(f)         N/A      104,609      60,873       2,251(f)      N/A
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                 275,378      952,722        973,909        691,747       36,280      74,439      (8,545)     (3,134)
------------------------------------------------------------------------------------------------------------------------------------
Select Value                   65,150      186,844        123,757         26,064(a)    12,223      35,977      25,807       5,496(a)
------------------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government               726,456    2,635,745      3,045,061      2,917,663       56,490     244,644     207,177     151,503
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage           518,341    1,726,941      1,757,829      1,319,284       74,048     191,340     190,155     107,639
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             1,916,016    4,896,261      3,087,940      1,775,982      (12,306)    202,115     302,252     232,430
------------------------------------------------------------------------------------------------------------------------------------

 *    In 2006, all funds except Core Equity changed fiscal year ends from Aug.
      31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core
      Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(d) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(e) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(f)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Cash Management, Diversified Bond, Global Bond, High Yield Bond and Short Duration U.S. Government funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 15.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 59

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

         TABLE 15. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                             PARENT
                                                                            COMPANY,
      FUND                                SUBADVISER NAME                    IF ANY                 FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets          Threadneedle International Limited(a)                 A         0.45% on the first $150 million,
                          (Threadneedle) (effective July 9, 2004)                       reducing to 0.30% as assets increase,
                                                                                       and subject to a performance incentive
                                                                                                    adjustment(c)
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value         Davis Selected Advisers, LP (Davis)(a), (b)          N/A        0.45% on the first $100 million,
                          (effective April 24, 2006)                                    reducing to 0.25% as assets increase
--------------------------------------------------------------------------------------------------------------------------------
International             Threadneedle(a)                                       A         0.35% on the first $150 million,
Opportunity               (effective July 9, 2004)                                      reducing to 0.20% as assets increase,
                                                                                       and subject to a performance incentive
                                                                                                    adjustment(c)
--------------------------------------------------------------------------------------------------------------------------------
Select Value              Systematic Financial Management, L.P.(b)              B          0.50% on the first $50 million,
                          (Systematic) (effective Sept. 29, 2006)                       reducing to 0.30% as assets increase
                          ------------------------------------------------------------------------------------------------------
                          WEDGE Capital Management, L.L.P. (WEDGE)(b)          N/A         0.75% on the first $10 million,
                          (effective Sept. 29, 2006)                                    reducing to 0.30% as assets increase
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       Kenwood Capital Management LLC (Kenwood)(a), (b)      C         0.60% on the first $100 million,
                          (effective Sept. 13, 1999)                                    reducing to 0.45% as assets increase,
                                                                                       and subject to a performance incentive
                                                                                                    adjustment(d)
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value           Barrow, Hanley, Mewhinney & Strauss (BHMS)(b)         D          1.00% on the first $10 million,
                          (effective March 12, 2004)                                    reducing to 0.30% as assets increase
                          ------------------------------------------------------------------------------------------------------
                          Donald Smith & Co. Inc. (Donald Smith)(b)            N/A        0.60% on the first $175 million,
                          (effective March 12, 2004)                                    reducing to 0.55% as assets increase
                          ------------------------------------------------------------------------------------------------------
                          Franklin Portfolio Associates LLC(b) (Franklin        E         0.60% on the first $100 million,
                          Portfolio Associates) (effective March 12, 2004)              reducing to 0.55% as assets increase
                          ------------------------------------------------------------------------------------------------------
                          River Road Asset Management (River Road)             N/A               0.50% on all assets
                          (effective April 24, 2006)
--------------------------------------------------------------------------------------------------------------------------------

(a) Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial. Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager and an indirect partially-owned subsidiary of Ameriprise Financial.

(b) This fee is calculated based on the combined net assets subject to the subadviser's investment management.

(c) The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the Lipper Index described in Table 12.
      The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management
      Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment
      Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points
      (0.12%).

A -   Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
      Financial.

B -   Systematic is an affiliate of Affiliated Managers Group.

C -   Kenwood is an indirect partially-owned subsidiary of Ameriprise
      Financial.

D -   BHMS is an independent-operating subsidiary of Old Mutual Asset
      Management.

E - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 60

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

                          TABLE 16. SUBADVISORY FEES

------------------------------------------------------------------------------------------------------------------------------------
        FUND                                 SUBADVISER                                        SUBADVISORY FEES PAID
                                                                              ------------------------------------------------------
                                                                                 2006*         2006**          2005        2004
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets         Threadneedle                                         $  669,447    $ 1,358,042    $  429,646  $   32,134(a)
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: American Express Asset                   N/A            N/A           N/A      70,099(b)
                         Management International Inc. (AEAMI)
                         (from inception until July 9, 2004)
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value        Davis                                                   338,789         96,344(c)        N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
International            Threadneedle                                          1,209,118      3,710,188     3,057,193     477,868(a)
Opportunity              -----------------------------------------------------------------------------------------------------------
                         Former subadviser: AEAMI                                    N/A            N/A           N/A   2,372,049(b)
                         (from inception until July 9, 2004)
------------------------------------------------------------------------------------------------------------------------------------
Select Value             Systematic                                               13,262(d)         N/A           N/A         N/A
                         -----------------------------------------------------------------------------------------------------------
                         WEDGE                                                    14,023(d)         N/A           N/A         N/A
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: GAMCO Asset Management Inc.            8,252(e)      99,445        59,064      13,489(f)
                         (from inception to Sept. 29, 2006)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage      Kenwood                                                 331,333        782,102(g)    772,535     541,441
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value          BHMS                                                    207,209        516,451       297,471      58,516(h)
                         -----------------------------------------------------------------------------------------------------------
                         Donald Smith                                            240,426        583,515       337,518      66,278(h)
                         -----------------------------------------------------------------------------------------------------------
                         Franklin Portfolio Associates                           242,849        603,425       350,034      62,780(h)
                         -----------------------------------------------------------------------------------------------------------
                         River Road                                              336,477        363,808(i)        N/A         N/A
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: Third Avenue Management LLC              N/A            N/A           N/A     116,248(j)
                         (from inception to March 15, 2004)
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: Goldman Sachs Asset Management,          N/A        399,675(k)    334,797     318,678
                         L.P. (Aug. 8, 2003 to April 24, 2006)
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: Royce & Associates, LLC                  N/A        422,134(k)    518,048     470,848
                         (from inception to April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------------

 * All funds changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a)   For fiscal period from July 9, 2004 to Aug. 31, 2004.

(b)   For fiscal period from Sept. 1, 2003 to July 8, 2004.

(c) For fiscal period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

(d)   For fiscal period from Sept. 29, 2006 to Dec. 31, 2006.

(e)   For fiscal period from Sept 1, 2006 to Sept. 29, 2006.

(f) For fiscal period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(g) Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.

(h)   For fiscal period from March 12, 2004 to Aug. 31, 2004.

(i)   For fiscal period from April 24, 2006 to Aug. 31, 2006.

(j)   For fiscal period from Sept. 1, 2003 to March 15, 2004.

(k)   For fiscal period from Sept. 1, 2005 to April 24, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 61

PORTFOLIO MANAGERS. For all funds other than Money Market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period.

                         TABLE 17. PORTFOLIO MANAGERS

-----------------------------------------------------------------------------------------------------------------------------
                                           OTHER ACCOUNTS MANAGED (excluding the fund)
                                        -------------------------------------------------  OWNERSHIP  POTENTIAL
    FUND*         PORTFOLIO MANAGER                        APPROXIMATE      PERFORMANCE       OF      CONFLICTS   STRUCTURE
                                        NUMBER AND TYPE       TOTAL            BASED          FUND        OF          OF
                                          OF ACCOUNT**      NET ASSETS      ACCOUNTS(a)    SHARES(b)   INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------
Balanced       Tom Murphy               7 RICs           $6.71 billion
                                        3 PIVs           $1.12 billion
                                        18 other         14.63 billion
                                        accounts
               ---------------------------------------------------------  2 RICs
               Jamie Jackson            12 RICs          $11.77 billion   ($762.56 M)
                                        6 PIVs           $2.17 billion
                                        31 other         $7.54 billion
                                        accounts(c)
               --------------------------------------------------------------------------     None       (1)         (11)
               Scott Kirby              10 RICs          $8.36 billion    2 RICs
                                        6 PIVs           $2.08 billion    ($762.56 M);
                                        48 other         $21.7 billion    1 other account
                                        accounts(c)                       ($89.8 M)
               --------------------------------------------------------------------------
               Bob Ewing                6 RICs           $12.39 billion
                                        2 PIVs           $35.34 million   5 RICs
                                        2 other          $104.4 million   ($11.95 B)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
Core Bond      Tom Murphy               7 RICs           $7.34 billion
                                        3 PIVs           $1.12 billion
                                        18 other         $14.63 billion
                                        accounts
               ---------------------------------------------------------  3 RICs
               Jamie Jackson            12 RICs          $12.4 billion    ($14.6 B)
                                        6 PIVs           $2.17 billion
                                        31 other         $7.54 billion                        None       (1)         (11)
                                        accounts(c)
               --------------------------------------------------------------------------
               Scott Kirby              10 RICs          $8.94 billion    3 RICs
                                        6 PIVs           $2.08 billion    ($1.46 B);
                                        48 other         $21.7 billion    1 other account
                                        accounts(c)                       ($89.8 M)
-----------------------------------------------------------------------------------------------------------------------------
Core Equity    Nick Thakore             4 RICs           $15.28 billion
                                        2 PIVs           $35.34 million   4 RICs
                                        2 other          $104.4 million   ($15.28 B)
                                        accounts(c)
               --------------------------------------------------------------------------     None       (1)         (11)
               Bob Ewing                6 RICs           $13.32 billion
                                        2 PIVs           $35.34 million   6 RICs
                                        2 other          $104.4 million   ($13.32 B)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
Diversified    Tom Murphy               7 RICs           $4.66 billion
Bond                                    3 PIVs           $1.12 billion
                                        18 other         $14.63 billion
                                        accounts
               ---------------------------------------------------------  3 RICs
               Jamie Jackson            12 RICs          $9.72 billion    ($14.6 B)
                                        6 PIVs           $2.17 billion
                                        31 other         $7.54 billion
                                        accounts(c)
               --------------------------------------------------------------------------
               Scott Kirby              10 RICs          $6.26 billion    3 RICs
                                        6 PIVs           $2.08 billion    ($1.46 B);          None       (1)          (11)
                                        48 other         $21.7 billion    1 other account
                                        accounts(c)                       ($89.8 M)
               --------------------------------------------------------------------------
               Jennifer Ponce de Leon   5 RICs           $6.75 billion
                                        1 PIV            $16.76 million
                                        10 other         $1.79 billion
                                        accounts
               --------------------------------------------------------------------------
               Nicolas Pifer            6 RICs           $4.76 billion    1 other account
                                        6 PIVs           $644.69 million  ($515.07 M)
                                        15 other         $4.32 billion
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 62

-----------------------------------------------------------------------------------------------------------------------------
                                           OTHER ACCOUNTS MANAGED (excluding the fund)
                                        -------------------------------------------------  OWNERSHIP  POTENTIAL
    FUND*         PORTFOLIO MANAGER                        APPROXIMATE      PERFORMANCE       OF      CONFLICTS   STRUCTURE
                                        NUMBER AND TYPE       TOTAL            BASED          FUND        OF          OF
                                          OF ACCOUNT**      NET ASSETS      ACCOUNTS(a)    SHARES(b)   INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------
Diversified    Warren Spitz             8 RICs
Equity Income  -----------------------  1 PIV
               Laton Spahr              3 other          $13.2 billion    5 RICs
               -----------------------  accounts(c)      $102.26 million  ($12.86 B)         None        (1)         (11)
               Steve Schroll                             $371.03 million
               -----------------------
               Paul Stocking
-----------------------------------------------------------------------------------------------------------------------------
Emerging       Threadneedle:            2 RICs           $1.17 billion
Markets        Julian Thompson          1 PIV            $0.03 billion
                                        3 other          $0.30 billion
                                        accounts                                             None        (2)         (12)
               ---------------------------------------------------------
               Threadneedle:            1 PIV            $1.85 billion
               Jules Mort
-----------------------------------------------------------------------------------------------------------------------------
Fundamental    Davis:                   31 RICs          $76.5 billion
Value          Christopher C. Davis(e)  12 PIVs          $1.5 billion
                                        47,000 other     $15.1 billion
                                        accounts(f)
               ---------------------------------------------------------                     None(e)     (3)         (13)
               Davis:                   28 RICs          $76.5 billion
               Kenneth C. Feinberg(e)   12 PIVs          $1.5 billion
                                        47,000 other     $15.1 billion
                                        accounts(f)
-----------------------------------------------------------------------------------------------------------------------------
Global Bond    Nicolas Pifer            6 RICs           $6.72 billion
                                        6 PIVs           $644.69 million  1 other account
                                        15 other         $4.32 billion    ($515.07 M))       None        (1)         (11)
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------
Global         Jamie Jackson            12 RICs          $11.89 billion
Inflation                               6 PIVs           $2.17 billion    3 RICs
Protected                               31 other         $7.54 billion    ($1.46 B)
Securities                              accounts(c)
               --------------------------------------------------------------------------    None        (1)         (11)
               Nicolas Pifer            6 RICs           $6.92 billion
                                        6 PIVs           $644.69 million  1 other account
                                        15 other         $4.32 billion    ($515.07 M))
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------
Growth         Nick Thakore             4 RICs           $15.07 billion
                                        2 PIVs           $35.34 million   $3 RICs            None        (1)         (11)
                                        2 other          $104.4 million   ($14.64 B)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
High Yield     Scott Schroepfer         1 RIC            $2.0 billion
Bond           ---------------------------------------------------------
               Jennifer Ponce de Leon   5 RICs           $8.28 billion
                                        1 PIV            $16.76 million                      None        (1)         (11)
                                        10 other         $1.79 billion
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------
Income         Brian Lavin              1 RIC            $349.1 million
Opportunities                           1 PIV            $16.76 million
               ---------------------------------------------------------
               Jennifer Ponce de Leon   5 RICs           $9.08 billion                       None        (1)         (11)
                                        1 PIV            $16.76 million
                                        10 other         $1.79 billion
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------
International  Threadneedle: Alex Lyle  2 RICs           $1.99 billion
Opportunity                             34 PIVs          $3.4 billion
                                        10 other         $0.86 billion
                                        accounts
               ---------------------------------------------------------                     None        (2)         (12)
               Threadneedle:            1 RIC            $0.77 billion
               Dominic Rossi            1 other          $0.95 billion
                                        account
-----------------------------------------------------------------------------------------------------------------------------
Large Cap      Nick Thakore             4 RICs           $11.97 billion
Equity                                  2 PIVs           $35.34 million   3 RICs
                                        2 other          $104.4 million   ($11.54 B)
                                        accounts(c)
               --------------------------------------------------------------------------    None        (1)         (11)
               Bob Ewing                6 RICs           $10.02 billion
                                        2 PIVs           $35.34 million   5 RICs
                                        2 other          $104.4 million   ($9.59 B)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
Large Cap      Bob Ewing                6 RICs           $13.73 billion
Value                                   2 PIVs           $35.34 million   5 RICs
                                        2 other          $104.4 million   ($13.3 B)          None        (1)         (11)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 63

------------------------------------------------------------------------------------------------------------------------------
                                           OTHER ACCOUNTS MANAGED (excluding the fund)
                                        -------------------------------------------------              POTENTIAL
    FUND*         PORTFOLIO MANAGER                        APPROXIMATE      PERFORMANCE    OWNERSHIP   CONFLICTS   STRUCTURE
                                        NUMBER AND TYPE       TOTAL            BASED       OF FUND         OF          OF
                                          OF ACCOUNT**      NET ASSETS      ACCOUNTS(a)    SHARES(b))   INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
Mid Cap        John K. Schonberg        1 RIC            $1.24 billion
Growth                                  2 PIVs           $102.74 million  1 RIC
                                        4 other          $10.17 million   ($1.24 B)           None        (1)         (11)
                                        accounts
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value  Warren Spitz
               -----------------------  8 RICs
               Laton Spahr              1 PIV            $16.28 billion
               -----------------------  3 other          $102.26 million  5 RICs              None        (1)         (11)
               Steve Schroll            accounts(c)      $371.03 million  ($15.94 B)
               -----------------------
               Paul Stocking
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index  David Factor             2 RICs           $1.34 billion
                                        2 PIVs           $2.46 billion                        None        (1)         (11)

------------------------------------------------------------------------------------------------------------------------------
Select Value   Systematic: Ron Mushock  6 RICs
               -----------------------  8 PIVs           $1.02 billion
               Systematic:              101 other        $810.0 million                       None        (9)         (14)
               Kevin McCreesh           accounts         $5.08 billion
               ---------------------------------------------------------------------------------------------------------------
               WEDGE: R. Michael James  2 RICs
               -----------------------  1 PIV            $336.0 million
               WEDGE: Peter F. Bridge   204 other        $6.0 million                         None       (10)         (20)
               -----------------------  accounts         $3.23 billion
               WEDGE: Paul M. VeZolles
------------------------------------------------------------------------------------------------------------------------------
Short          Scott Kirby              10 RICs          $8.55 billion    3 RICs
Duration                                6 PIVs           $2.1 billion     ($1.46 B);
U.S.                                    48 other         $21.7 billion    1 other account
Government                              accounts(c)                       ($89.8 M)
               --------------------------------------------------------------------------     None        (1)         (11)
               Jamie Jackson            12 RICs          $9.72 billion
                                        6 PIVs           $2.17 billion    3 RICs
                                        31 other         $7.54 billion    ($1.46 B)
                                        accounts
------------------------------------------------------------------------------------------------------------------------------
Small Cap      Kenwood: Jake Hurwitz    1 RIC            $639.39 million  1 RIC
Advantage      -----------------------  1 PIV            $105.43 million  ($639.39 M);        None        (4)         (15)
               Kenwood: Kent Kelley     23 other         $868.87 million  1 other account
                                        accounts                          ($185.55 M)
------------------------------------------------------------------------------------------------------------------------------
Small Cap      BHMS: James S. McClure   3 RICs           $648.40 million
Value          -----------------------  1 PIV            $5.10 million                        None        (5)         (16)
               BHMS: John P. Harloe     16 other         $747.20 million
                                        accounts
               ---------------------------------------------------------------------------------------------------------------
               Donald Smith:            2 RICs
               Donald G. Smith          1 PIV            $1.35 billion
               -----------------------  32 other         $184.0 million                       None        (6)         (17)
               Donald Smith:            accounts         $2.49 billion
               Richard L. Greenberg
               ---------------------------------------------------------------------------------------------------------------
               Franklin Portfolio
               Associates:
               John S. Cone
               -----------------------
               Franklin Portfolio
               Associates:
               Michael F. Dunn
               -----------------------  18 RICS          $15.8 billion    2 RICs
               Franklin Portfolio       5 PIVs           $757.9 million   ($10.0 B);
               Associates:              94 other         $17.6 billion    17 other            None        (7)         (18)
               Oliver E. Buckley        accounts                          accounts
               -----------------------                                    ($5.2 B)
               Franklin Portfolio
               Associates:
               Kristin J. Crawford
               -----------------------
               Franklin Portfolio
               Associates:
               Langton Garvin
               ---------------------------------------------------------------------------------------------------------------
               River Road:              2 RICs           $296.35 million
               James C. Shircliff       6 PIVs           $1.20 billion
               -----------------------  35 other         $1.10 billion                        None        (8)         (19)
               River Road:              accounts
               Henry W. Sanders
               ---------------------------------------------------------
               River Road:              1 RIC            $276.0 million
               R. Andrew Beck           2 PIVs           $23.79 million
                                        33 other         $584.1 million
                                        accounts
------------------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 64

  *   All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.

 **   RIC refers to a Registered Investment Company; PIV refers to a Pooled
      Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals.
      Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(c) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(d)   Primarily managed money/wrap accounts.

(e)   Neither Christopher Davis nor Kenneth Feinberg own any shares of
      Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(f) Primarily managed money wrap accounts that require a minimum of $100,000.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 65

POTENTIAL CONFLICTS OF INTEREST

(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 66

(3) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

      o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

      o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.

      Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, those more material in nature, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To avoid such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies, which are accompanied by periodic testing and reviews, and are reasonably designed to detect such conflicts and protect the interests of its clients.

(5) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 67

(6) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(7) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

      BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

(8) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(9) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 68

(10) Portfolio managers at River Road Asset Management (RRAM) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RRAM monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics.

      RRAM has a fiduciary responsibility to all of the clients for which it manages accounts. RRAM seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RRAM has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

STRUCTURE OF COMPENSATION

(11) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers.

      Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(12) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 69

(13)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
      (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

      Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(14) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

(15) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.

(16) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(17) In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

      The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(18) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 70

(19) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(20) River Road's portfolio managers currently receive a base salary and bonus potential equivalent to 100% of base salary. Bonus award is based upon both assets under management and investment performance. Investment performance represents 70% of the portfolio manager's total bonus allocation and is based upon the manager's risk-adjusted three- and five-year rolling performance, versus peer group and benchmark indices, for the respective portfolios within the manager's purview. In the absence of at least a three-year performance record, a shorter period may be used. Additionally, each portfolio manager owns a significant equity interest in the firm and, as such, participates in overall firm profits.

ADMINISTRATIVE SERVICES AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY

Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

           TABLE 18. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

-----------------------------------------------------------------------------------------------------------------------------------
                                                              ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                 FUND                   -------------------------------------------------------------------------------------------
                                                           $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
                                        $0 - 500,000,000    1,000,000,000    3,000,000,000      12,000,000,000    $12,000,000,001 +
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                        0.080%             0.075%           0.070%             0.060%             0.050%
Global Bond
International Opportunity
Small Cap Advantage
Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond                               0.070%             0.065%           0.060%             0.050%             0.040%
Diversified Bond
Global Inflation Protected Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                                0.060%             0.055%           0.050%             0.040%             0.030%
Cash Management
Diversified Equity Income
Fundamental Value
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
S&P 500 Index
Select Value
-----------------------------------------------------------------------------------------------------------------------------------

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 71

                         TABLE 19. ADMINISTRATIVE FEES

------------------------------------------------------------------------------------------------------------------
                                                  ADMINISTRATIVE SERVICES FEES PAID IN                DAILY RATE
                                        ---------------------------------------------------------     APPLIED TO
                FUND                       2006*         2006**           2005            2004        FUND ASSETS
------------------------------------------------------------------------------------------------------------------
Balanced                                $   363,485   $ 1,246,324     $   892,514     $   848,543           0.054%
------------------------------------------------------------------------------------------------------------------
Cash Management                             193,956       447,159         228,193         247,439           0.057
------------------------------------------------------------------------------------------------------------------
Core Bond                                    14,651        41,986          19,968           8,608(a)        0.070
------------------------------------------------------------------------------------------------------------------
Diversified Bond                            523,528     1,289,984         863,405         850,274           0.063
------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                   538,977     1,252,553         468,417         249,601           0.051
------------------------------------------------------------------------------------------------------------------
Emerging Markets                            124,511       284,260          98,265          30,118           0.080
------------------------------------------------------------------------------------------------------------------
Fundamental Value                            61,603        16,978(b)          N/A             N/A           0.060
------------------------------------------------------------------------------------------------------------------
Global Bond                                 189,002       489,934         289,959         222,142           0.078
------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities       112,213       176,325          16,066(c)          N/A           0.069
------------------------------------------------------------------------------------------------------------------
Growth                                      121,045       366,683         149,053         134,793           0.059
------------------------------------------------------------------------------------------------------------------
High Yield Bond                             261,944       840,455         625,083         530,418           0.066
------------------------------------------------------------------------------------------------------------------
Income Opportunities                         76,397        76,233          15,279           1,894(d)        0.070
------------------------------------------------------------------------------------------------------------------
International Opportunity                   316,870       976,719         593,033         467,329           0.076
------------------------------------------------------------------------------------------------------------------
Large Cap Equity                            615,503     1,726,620       1,227,017       1,042,910           0.050
------------------------------------------------------------------------------------------------------------------
Large Cap Value                               4,563        10,525           5,559           1,389(a)        0.060
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                              136,195       315,127         151,155         131,373           0.059
------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                59,114        30,695             718(e)          N/A           0.060
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                75,101       241,657         272,087         194,296           0.060
------------------------------------------------------------------------------------------------------------------
Select Value                                  5,413        15,197           9,292           1,942(a)        0.060
------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government              105,941       347,525         258,743         248,032           0.070
------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                          57,935       190,322         132,967          95,110           0.080
------------------------------------------------------------------------------------------------------------------
Small Cap Value                             152,063       419,119         251,446         152,930           0.079
------------------------------------------------------------------------------------------------------------------

  *   In 2006, the fund changed its fiscal year end from Aug. 31 to Dec. 31.
      The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

 ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(d) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(e)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AND SERVICING AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY

Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 72

DISTRIBUTION AGREEMENT

RiverSource Distributors, Inc. (RiverSource Distributors), 70100 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN CORE EQUITY

To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.125% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table. Prior to Jan. 1, 2007 IDS Life Insurance Company ((IDS Life), now known as RiverSource Life Insurance Company) served as principal underwriter and distributor of the funds. The following 12b-1 fees were paid to IDS Life.

                             TABLE 20. 12b-1 FEES

----------------------------------------------------------------------------------------------------------
             FUND                FEES PAID DURING LAST FISCAL YEAR*    FEES PAID DURING LAST FISCAL YEAR**
----------------------------------------------------------------------------------------------------------
Balanced                                     $   847,080                           $ 2,821,196
----------------------------------------------------------------------------------------------------------
Cash Management                                  423,265                               940,713
----------------------------------------------------------------------------------------------------------
Core Bond                                         26,164                                75,382
----------------------------------------------------------------------------------------------------------
Diversified Bond                               1,039,343                             2,445,873
----------------------------------------------------------------------------------------------------------
Diversified Equity Income                      1,300,920                             2,845,725
----------------------------------------------------------------------------------------------------------
Emerging Markets                                 194,711                               425,597
----------------------------------------------------------------------------------------------------------
Fundamental Value                                128,343                                35,371(a)
----------------------------------------------------------------------------------------------------------
Global Bond                                      301,306                               762,389
----------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities            200,968                               318,273
----------------------------------------------------------------------------------------------------------
Growth                                           256,433                               746,056
----------------------------------------------------------------------------------------------------------
High Yield Bond                                  494,359                             1,541,872
----------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 73

----------------------------------------------------------------------------------------------------------
             FUND                FEES PAID DURING LAST FISCAL YEAR*    FEES PAID DURING LAST FISCAL YEAR**
----------------------------------------------------------------------------------------------------------
Income Opportunities                           136,426                                131,976
----------------------------------------------------------------------------------------------------------
International Opportunity                      521,812                              1,580,636
----------------------------------------------------------------------------------------------------------
Large Cap Equity                             1,538,178                              3,994,421
----------------------------------------------------------------------------------------------------------
Large Cap Value                                  9,508                                 22,190
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 290,864                                636,199
----------------------------------------------------------------------------------------------------------
Mid Cap Value                                  123,158                                 64,217
----------------------------------------------------------------------------------------------------------
S&P 500 Index                                  156,467                                467,272
----------------------------------------------------------------------------------------------------------
Select Value                                    11,278                                 32,221
----------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 189,183                                605,679
----------------------------------------------------------------------------------------------------------
Small Cap Advantage                             90,523                                292,753
----------------------------------------------------------------------------------------------------------
Small Cap Value                                239,741                                635,371
----------------------------------------------------------------------------------------------------------

  * In 2006, the funds changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

 ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

CUSTODIAN AGREEMENT

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

BOARD SERVICES CORPORATION AGREEMENT

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 74

     TABLE 21. FUND HISTORY TABLE FOR RIVERSOURCE VARIABLE PORTFOLIO FUNDS

--------------------------------------------------------------------------------------------------------------------------------
                                                                        DATE                                 FISCAL
                                                          DATE OF       BEGAN       FORM OF      STATE OF     YEAR   DIVERSIFIED
                            FUND*                      ORGANIZATION  OPERATIONS  ORGANIZATION  ORGANIZATION    END        **
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - INCOME SERIES, INC.     4/27/81,
                                                        6/13/86(1)               Corporation      NV/MN      12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Core Bond Fund                      2/4/04                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Diversified Bond
  Fund(2)                                                             10/13/81                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Global Bond Fund                    5/1/96                                            No
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/13/04                                            No
  Global Inflation Protected Securities Fund(3)
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - High Yield Bond
  Fund(2)                                                              5/1/96                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Income
  Opportunities Fund                                                   6/1/04                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     9/15/99                                           Yes
  Short Duration U.S. Government Fund(2)
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES,      4/27/81,
INC.                                                    6/13/86(1)               Corporation      NV/MN      12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Emerging Markets
  Fund(4),(5)                                                          5/1/00                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Growth Fund                        9/15/99                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -
  International Opportunity Fund(4), (5)                               1/13/92                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Large Cap Equity
  Fund(4)                                                             10/13/81                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Large Cap Value
  Fund                                                                 2/4/04                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Mid Cap Growth
  Fund(5)                                                              5/1/01                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Mid Cap Value
  Fund                                                                 5/2/05                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - S&P 500 Index
  Fund                                                                 5/1/00                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Small Cap
  Advantage Fund                                                       9/15/99                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES,
INC.(6)                                                   5/9/01                 Corporation        MN       12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Fundamental Value
  Fund                                                                 5/1/06                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Select Value Fund                   2/4/04                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Small Cap Value
  Fund                                                                 8/14/01                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES,
INC.                                                      3/5/85                 Corporation        MN       12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Balanced Fund(5)                    4/30/86                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     9/15/99                                           Yes
  Diversified Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET            4/27/81,
SERIES, INC.                                            6/13/86(1)               Corporation      NV/MN      12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Cash Management
  Fund                                                                10/13/81                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.      3/18/04                Corporation        MN       12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Core Equity Fund                    9/10/04                                           Yes
--------------------------------------------------------------------------------------------------------------------------------

 * Effective April 21, 2006, AXP was replaced with RiverSource in all corporation names.

** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with approval of shareholders.

(1)  Date merged into a Minnesota corporation.

(2)  Effective June 27, 2003, VP - Bond Fund changed its name to VP -
     Diversified Bond Fund, VP - Extra Income Fund changed its name to VP -
     High Yield Bond Fund and VP - Federal Income Fund changed its name to VP
     - Short Duration U.S. Government Fund.

(3) Effective June 8, 2005, VP - Inflation Protected Securities Fund changed its name to VP - Global Inflation Protected Securities Fund.

(4)  Effective July 9, 2004, VP - Capital Resource Fund changed its name to VP
     - Large Cap Equity Fund, VP - Emerging Markets Fund changed its name to
     VP - Threadneedle Emerging Markets Fund and VP - International Fund changed its name to VP - Threadneedle International Fund.

(5)  Effective Oct. 1, 2005, VP - Equity Select Fund changed its name to VP -
     Mid Cap Growth Fund, VP - Threadneedle Emerging Markets Fund changed its name to VP - Emerging Markets Fund, VP - Threadneedle International Fund changed its name to VP - International Opportunity Fund, and VP - Managed
     Fund changed its name to VP - Balanced Fund.

(6)  Effective April 21, 2006, AXP Variable Portfolio - Partners Series, Inc.
     changed its name to RiverSource Variable Portfolio - Managers Series,
     Inc.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 75

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 102 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

                            TABLE 22. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD
                             WITH FUNDS AND          PRINCIPAL OCCUPATION                                       COMMITTEE
  NAME, ADDRESS, AGE       LENGTH OF SERVICE        DURING PAST FIVE YEARS          OTHER DIRECTORSHIPS        MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member       Chief Justice, Minnesota Supreme                              Compliance,
901 S. Marquette Ave.      since 2006         Court, 1998-2005                                              Investment Review,
Minneapolis, MN 55402                                                                                       Joint Audit
Age 52
------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson            Board member       Chair, RiverSource Funds,                                     Board Governance,
901 S. Marquette Ave.      since 1999         1999-2006; former Governor of                                 Contracts,
Minneapolis, MN 55402                         Minnesota                                                     Executive,
Age 72                                                                                                      Investment Review
------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn          Board member       Trustee Professor of Economics                                Board Governance,
901 S. Marquette Ave.      since 2004         and Management, Bentley College;                              Compliance,
Minneapolis, MN 55402                         former Dean, McCallum Graduate                                Contracts,
Age 56                                        School of Business, Bentley                                   Investment Review
                                              College
------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones              Board member       Attorney and Consultant                                       Board Governance,
901 S. Marquette Ave.      since 1985                                                                       Executive,
Minneapolis, MN 55402                                                                                       Investment Review,
Age 72                                                                                                      Joint Audit
------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind            Board member       Former Managing Director,         American Progressive        Board Governance,
901 S. Marquette Ave.      since 2005         Shikiar Asset Management          Insurance                   Investment Review,
Minneapolis, MN 55402                                                                                       Joint Audit
Age 71
------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.      Board member       President Emeritus and Professor  Valmont Industries, Inc.    Board Governance,
901 S. Marquette Ave.      since 2002 and     of Economics, Carleton College    (manufactures irrigation    Compliance,
Minneapolis, MN 55402      Chair of the                                         systems)                    Contracts,
Age 68                     Board since 2007                                                                 Executive,
                                                                                                            Investment Review
------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia     Board member       Director, Enterprise Asset        Strategic Distribution,     Compliance,
901 S. Marquette Ave.      since 2004         Management, Inc.                  Inc. (transportation,       Contracts,
Minneapolis, MN 55402                         (private real estate and asset    distribution and logistics  Executive,
Age 54                                        management company)               consultants)                Investment Review
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member       Chief Executive Officer,          Hybridon, Inc.              Contracts,
901 S. Marquette Ave.      since 2002         RiboNovix, Inc. since 2003        (biotechnology); American   Executive,
Minneapolis, MN 55402                         (biotechnology); former           Healthways, Inc. (health    Investment Review
Age 63                                        President, Forester Biotech       management programs)
------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 76

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

---------------------------------------------------------------------------------------------------------------------------
                                      POSITION HELD
                                     WITH FUNDS AND             PRINCIPAL OCCUPATION                OTHER        COMMITTEE
       NAME, ADDRESS, AGE           LENGTH OF SERVICE          DURING PAST FIVE YEARS           DIRECTORSHIPS   MEMBERSHIPS
---------------------------------------------------------------------------------------------------------------------------
William F. Truscott                 Board member        President - U.S. Asset Management and                   Investment
53600 Ameriprise Financial Center   since 2001,         Chief Investment Officer, Ameriprise                    Review
Minneapolis, MN 55474               Vice President      Financial, Inc. and President,
Age 46                              since 2002          Chairman of the Board and Chief
                                                        Investment Officer, RiverSource
                                                        Investments, LLC since 2005;
                                                        President, Ameriprise Certificate
                                                        Company since 2006; Senior Vice
                                                        President - Chief Investment Officer,
                                                        Ameriprise Financial, Inc. and
                                                        Chairman of the Board and Chief
                                                        Investment Officer, RiverSource
                                                        Investments, LLC, 2001-2005
---------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                            TABLE 23. FUND OFFICERS

---------------------------------------------------------------------------------------------------------------------------
                                      POSITION HELD
                                      WITH FUNDS AND                          PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE           LENGTH OF SERVICE                        DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan                 President           Senior Vice President - Asset Management, RiverSource Investments,
172 Ameriprise Financial Center     since 2006          LLC since 2006; Managing Director and Global Head of Product,
Minneapolis, MN 55474                                   Morgan Stanley Investment Management, 2004-2006; President,
Age 41                                                  Touchstone Investments, 2002-2004; Director of Strategic Planning,
                                                        Evergreen Investments, 1995-2002
---------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                  Vice President      Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise Financial Center     since 2004          Financial, Inc. and RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                                   President - Investments, Ameriprise Certificate Company since 2003;
Age 43                                                  Senior Vice President -Fixed Income, Ameriprise Financial, Inc.
                                                        2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                        Managing Director, Zurich Global Assets, 2001-2002
---------------------------------------------------------------------------------------------------------------------------
Amy K. Johnson                      Vice President      Vice President - Asset Management and Trust Company Services,
5228 Ameriprise Financial Center    since 2006          RiverSource Investments, LLC since 2006; Vice President -
Minneapolis, MN 55474                                   Operations and Compliance, RiverSource Investments, LLC,
Age 41                                                  2004-2006; Director of Product Development - Mutual Funds,
                                                        Ameriprise Financial, Inc., 2001-2004
---------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                      Treasurer           Vice President - Investment Accounting, Ameriprise Financial, Inc.
105 Ameriprise Financial Center     since 2002          since 2002; Vice President - Finance, American Express Company,
Minneapolis, MN 55474                                   2000-2002
Age 51
---------------------------------------------------------------------------------------------------------------------------
Scott R. Plummer                    Vice President,     Vice President and Chief Counsel - Asset Management, Ameriprise
5228 Ameriprise Financial Center    General Counsel     Financial, Inc. since 2005; Vice President, General Counsel and
Minneapolis, MN 55474               and Secretary       Secretary, Ameriprise Certificate Company since 2005; Vice
Age 47                              since 2006          President - Asset Management Compliance, Ameriprise Financial,
                                                        Inc., 2004-2005; Senior Vice President and Chief Compliance
                                                        Officer, U.S. Bancorp Asset Management, 2002-2004; Second Vice
                                                        President and Assistant General Counsel, Hartford Life, 2001-2002
---------------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers                 Chief Compliance    U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise Financial Center     Officer since 2006  Investments, LLC since 2006; Director - Mutual Funds, Voyageur
Minneapolis, MN 55474                                   Asset Management, 2003-2006; Director of Finance, Voyageur Asset
Age 46                                                  Management, 2000-2003
---------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 77

---------------------------------------------------------------------------------------------------------------------------
                                      POSITION HELD
                                      WITH FUNDS AND                          PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE           LENGTH OF SERVICE                        DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                      Money Laundering    Compliance Director and Anti-Money Laundering Officer, Ameriprise
2934 Ameriprise Financial Center    Prevention Officer  Financial, Inc. since 2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474               since 2004          Ameriprise Financial, Inc., 2003-2004; Compliance Director and Bank
Age 43                                                  Secrecy Act Officer, American Express Centurion Bank, 2000-2003
---------------------------------------------------------------------------------------------------------------------------

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE - Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 78

This table shows the number of times the committees met during each fund's most recent fiscal period.

                         TABLE 24. COMMITTEE MEETINGS

--------------------------------------------------------------------------------------------------------------
                                       BOARD                                            INVESTMENT     JOINT
                                    GOVERNANCE   COMPLIANCE    CONTRACTS    EXECUTIVE     REVIEW       AUDIT
         FISCAL PERIOD              COMMITTEE    COMMITTEE*    COMMITTEE    COMMITTEE    COMMITTEE   COMMITTEE
--------------------------------------------------------------------------------------------------------------
Sept. 1, 2005 - Aug. 31, 2006           4            N/A           6            1            5           4
--------------------------------------------------------------------------------------------------------------
Sept. 1, 2006 - Dec. 31, 2006           2            N/A           2            1            2           3
--------------------------------------------------------------------------------------------------------------
Jan. 1, 2006 - Dec. 31, 2006            5            N/A           6            1            5           6
--------------------------------------------------------------------------------------------------------------

*    Committee established December 2006.

BOARD MEMBER HOLDINGS

This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2006 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                 TABLE 25. BOARD MEMBER HOLDINGS -- ALL FUNDS

Based on net asset values as of Dec. 31, 2006

------------------------------------------------------------------------------
                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
     BOARD MEMBER                     ALL FUNDS OVERSEEN BY BOARD MEMBER
------------------------------------------------------------------------------
Kathleen Blatz                                  Over $100,000
------------------------------------------------------------------------------
Arne H. Carlson                                 Over $100,000
------------------------------------------------------------------------------
Patricia M. Flynn                               Over $100,000*
------------------------------------------------------------------------------
Anne P. Jones                                   Over $100,000
------------------------------------------------------------------------------
Jeffrey Laikind                               $50,001 - $100,000
------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                           Over $100,000*
------------------------------------------------------------------------------
Catherine James Paglia                          Over $100,000*
------------------------------------------------------------------------------
Alison Taunton-Rigby                            Over $100,000
------------------------------------------------------------------------------
William F. Truscott                             Over $100,000
------------------------------------------------------------------------------

*    Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 79

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the fiscal year ended Dec. 31, 2006.

               TABLE 26A. BOARD MEMBER COMPENSATION - ALL FUNDS

--------------------------------------------------------------------------------------------------------------
                                    PENSION OR RETIREMENT       TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
    BOARD MEMBER(a)             BENEFITS PAID TO BOARD MEMBER                PAID TO BOARD MEMBER
--------------------------------------------------------------------------------------------------------------
Kathleen Blatz                              NA                                    $125,100
--------------------------------------------------------------------------------------------------------------
Arne H. Carlson(b)                     $33,000(b)                                  358,000
--------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                           NA                                     125,650(c)
--------------------------------------------------------------------------------------------------------------
Anne P. Jones                               NA                                     150,050
--------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                             NA                                     145,050
--------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                       NA                                     150,600(c)
--------------------------------------------------------------------------------------------------------------
Catherine James Paglia                      NA                                     130,650(c)
--------------------------------------------------------------------------------------------------------------
Vikki L. Pryor(d)                           NA                                     102,567
--------------------------------------------------------------------------------------------------------------
Alan K. Simpson(e)                          NA                                     104,400
--------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                        NA                                     125,650
--------------------------------------------------------------------------------------------------------------

(a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Boards, who receives a base annual compensation. Payment of compensation is facilitated by a company providing limited administrative services to the funds and to the Boards.

(b) Mr. Carlson served as Chair of the Boards through Dec. 31, 2006. The amount is based on Mr. Carlson's base annual compensation for serving as Chair of the Boards through Dec. 31, 2006. Additionally, during the time he served as Chair of the Boards, from March 1, 1999 to Dec. 31, 2006,
     Mr. Carlson was provided health and certain other benefits, including participation in a Qualified Retirement Plan (QRP) and a Supplemental
     Retirement Plan (SRP). Under the QRP, subject to limits imposed by applicable law (the Dollar Limits), Mr. Carlson earned annually 15% of the non-deferred portion of his base annual compensation. The QRP payments were fully funded by the funds in the year that they were earned by Mr. Carlson. The above table reflects the amount paid ($33,000)
     pursuant to the QRP during the fiscal period. To the extent the 15% amount exceeded the Dollar Limits in any year, the excess was recorded for the benefit of Mr. Carlson under the SRP. These SRP amounts were accrued as liabilities of the funds. Table 26B shows the amount of the SRP accrual in each year for the benefit of Mr. Carlson. Total base annual compensation from the RiverSource funds paid to Mr. Carlson for 2006 (not including retirement benefits) was $325,000.

(c) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $62,825, $37,650 and $130,650, respectively. Amount deferred by fund is set forth in Table 27. Additional information regarding the deferred compensation plan is described below.

(d) Ms. Pryor ceased service as a member of the Boards, effective Jan, 11, 2007. (She had commenced serving on the Boards on Feb. 15, 2006.)

(e)  Mr. Simpson retired as a member of the Boards, effective Sept. 14, 2006.

     TABLE 26B. SUPPLEMENTAL BOARD MEMBER RETIREMENT BENEFITS - ALL FUNDS

---------------------------------------------------------------------------------------------------------------------
     YEAR               1999        2000        2001       2002        2003         2004         2005         2006
---------------------------------------------------------------------------------------------------------------------
Arne H. Carlson *       $13,200        -        $3,750        -        $4,950       $18,000      $17,250      $15,750
---------------------------------------------------------------------------------------------------------------------

* Retirement benefit amounts in excess of the Dollar Limits were accrued annually for the benefit of Mr. Carlson in a SRP. This table shows the amount of such accruals. Because of his retirement as Chair, the SRP amounts are now payable to Mr. Carlson. In this regard, it is expected that the total accrued retirement benefits under the SRP, equal to approximately $82,000 (which includes earnings and interest on the contributed amounts set forth in the table), will be paid to Mr. Carlson in January 2008. SRP payments are funded by the funds. As of January
     2007, neither the Chair nor any Board member earns retirement benefits.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 80

(e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2007, independent Board members will be paid an annual retainer of $80,000. Committee and sub-committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2007, the Board's Chair will receive total annual cash compensation of $385,000, approximately 2.7 times the anticipated average annual compensation expected to be earned by an independent Board member in 2007.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following tables show the compensation paid to independent Board members from each fund during the fiscal year ended Dec. 31, 2006.

            TABLE 27. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS

---------------------------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE COMPENSATION FROM FUND
                                  -----------------------------------------------------------------------------------------------
                                                                                                                         TAUNTON-
           FUND*                  BLATZ   CARLSON**   FLYNN    JONES    LAIKIND    LEWIS    PAGLIA   PRYOR***  SIMPSON**   RIGBY
---------------------------------------------------------------------------------------------------------------------------------
Balanced -- total                 $3,609   $10,373    $3,640   $4,323    $4,181    $4,354   $3,781    $2,912    $3,060    $3,640
Amount deferred                        0         0     1,820        0         0     1,088    3,781         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Cash Management -- total           1,258     3,580     1,250    1,514     1,468     1,506    1,296     1,051       954     1,250
Amount deferred                        0         0       650        0         0       376    1,296         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Core Bond -- total                   100       286       100      120       116       120      105        82        84       101
Amount deferred                        0         0        50        0         0        30      105         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Core Equity -- total                 742     2,130       748      889       859       895      777       602       631       748
Amount deferred                        0         0       374        0         0       224      777         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond -- total          3,236     9,227     3,230    3,888     3,763     3,881    3,354     2,691     2,577     3,230
Amount deferred                        0         0     1,615        0         0       970    3,354         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income --       3,910    11,035     3,876    4,709     4,542     4,674    4,042     3,370     3,115     3,875
total Amount deferred                  0         0     1,938        0         0     1,169    4,042         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets -- total            600     1,683       593      722       694       716      621       527       493       593
Amount deferred                        0         0       297        0         0       179      621         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value -- total            83       224        73      103       103        93       73        83         0        73
Amount deferred                        0         0        37        0         0        23       73         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Global Bond -- total               1,002     2,855     1,001    1,203     1,164     1,202    1,040       833       807     1,001
Amount deferred                        0         0       500        0         0       301    1,040         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities -- total                   90       260        91      108       104       109       95        72        76        91
Amount deferred                        0         0        46        0         0        27       95         0         0         0
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 81

---------------------------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE COMPENSATION FROM FUND
                                  -----------------------------------------------------------------------------------------------
                                                                                                                         TAUNTON-
           FUND*                  BLATZ   CARLSON**   FLYNN    JONES    LAIKIND    LEWIS    PAGLIA   PRYOR***  SIMPSON**   RIGBY
---------------------------------------------------------------------------------------------------------------------------------
Growth -- total                    1,008     2,846     1,004    1,211     1,165     1,207    1,050       870       859     1,004
Amount deferred                        0         0       502        0         0       302    1,050         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond -- total           2,000     5,728     2,011    2,399     2,319     2,409    2,091     1,635     1,676     2,011
Amount deferred                        0         0     1,005        0         0       602    2,091         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Income Opportunities -- total        204       564       196      248       240       239      203       188       125       196
Amount deferred                        0         0        98        0         0        60      203         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity --       2,075     5,916     2,081    2,491     2,403     2,497    2,168     1,724     1,750     2,081
total Amount deferred                  0         0     1,040        0         0       624    2,168         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity -- total          6,088    17,211     6,040    7,311     7,042     7,263    6,309     5,346     5,126     6,040
Amount deferred                        0         0     3,020        0         0     1,816    6,309         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value -- total****
Amount deferred
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth -- total            1,148     3,204     1,126    1,382     1,326     1,359    1,182     1,072       971     1,126
Amount deferred                        0         0       563        0         0       340    1,182       971         0         0
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value -- total               113       304       104      139       136       129      107       113        40       104
Amount deferred                        0         0        52        0         0        32      107         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total               610     1,745       613      731       707       734      637       499       511       613
Amount deferred                        0         0       306        0         0       184      637         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Select Value -- total                 38       107        38       45        44        45       39        31        31        38
Amount deferred                        0         0        19        0         0        11       39         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government -- total             779     2,229       783      934       902       938      814       637       655       783
Amount deferred                        0         0       391        0         0       235      814         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage -- total         385     1,101       387      461       445       464      403       315       328       387
Amount deferred                        0         0       194        0         0       116      403         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value -- total             851     2,417       850    1,023       986     1,022      887       718       708       850
Amount deferred                        0         0       425        0         0       255      887         0         0         0
---------------------------------------------------------------------------------------------------------------------------------

  *  In 2006, all funds except Core Equity changed fiscal year ends from Aug.
     31 to Dec. 31. The information shown is from Jan. 1, 2006 through Dec.
     31, 2006.

 **  Mr. Carlson served as Chair of the Boards through Dec. 31, 2006. For Mr.
     Carlson, aggregate compensation is based initially on the total annual cash compensation in Table 26A, including payments under the Qualified
     Retirement Plan, but for purposes of this Table 27 is (1) estimated for each fund based on the relative net assets of all funds for fiscal periods ending on or before Dec. 31, 2006, and is (2) limited for each fund to compensation paid by the fund subsequent to Jan. 1, 2006, accrued through the fund's fiscal period end.

*** Ms. Pryor ceased service as a member of the Boards, effective Jan. 11, 2007. Mr. Simpson retired as a member of the Boards, effective Sept. 14, 2006.

**** Through Dec. 31, 2006, no fees or expenses were paid or reimbursed from funds to Board members until the assets of a fund reached $20 million.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 82

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

RiverSource Life Insurance Company (RiverSource Life) and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


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STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 83

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 84

                                                                    APPENDIX A

                            DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


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

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 86

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


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

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
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

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 89

                                                                    APPENDIX B

                              S&P 500 INDEX FUND

                ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                           S-6466-20 AD (5/07)


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